UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22452

First Trust Series Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

First Trust Preferred
Securities and Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2020

First Trust Preferred Securities and Income Fund
Semi-Annual Report
April 30, 2020
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Preferred Securities and Income Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Preferred Securities and Income Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2020.
Just one month ago, I noted in a letter to shareholders that a handful of states were set to open some “nonessential” businesses by early May. As of May 20, 2020, I am pleased to report that all 50 states and U.S. territories have eased some restrictions on businesses and social activity. Keep in mind, however, that the plan does entail governors phasing in the opening of businesses in the coming weeks or potentially months, so I see this news as essentially marking the beginning of the rebuilding process for the U.S. economy. We all need to be aware as well of the possibility of an uptick or even surge in the coronavirus (“COVID-19”) infections as more people venture out of their homes. Prior to the last couple of weeks or so, the stay-at-home mandate severely restricted the movements of close to 315 million Americans, according to The Washington Post. To put this further into perspective, because so many stores have been closed and so many people have been hunkering down at home, retail-store traffic in the U.S. plunged 91.2% year-over-year for the week ended May 16, 2020, according to Bloomberg. Truly amazing!
In this COVID-19 pandemic, there appears to be a notable disconnect between the state of the U.S. economy, which is expected to go from bad to downright terrible between the first quarter and second quarter of the year, and the performance of the stock market, which has been much better than expected. While the data and commentary in this report are technically supposed to run through April 30, 2020, I feel compelled to offer insight that is as up to date as possible. The 2020 peak in the stock market, as measured by the S&P 500® Index (the “Index”), occurred on February 19. That day also marked the all-time high for the Index. From February 19, 2020, through March 23, 2020, the Index declined by 33.92% on a price-only basis (no dividends included), according to Bloomberg. We should note that the Index slid into bear market territory on March 12, 2020. A bear market is defined by a 20% or greater decline in price from its most recent peak. That took just 16 trading days, the quickest plunge into a bear market ever. From March 23, 2020 through May 20, 2020, the Index staged an impressive rebound, posting a price-only gain of 32.82%, according to Bloomberg. As of May 20, 2020, the Index stood just 12.24% below its all-time high set on February 19, 2020. But the game, as they say, is not over. Even though stocks have rebounded significantly from their March lows, 68% of the money managers that participated in the most recent Bank of America global fund manager survey believe that stocks are still in a bear market, according to MarketWatch. What are they likely concerned about? In addition to a dismal economic outlook for the near-term, research from Bespoke Investment Group, an independent research firm, indicates that there have been 25 bear markets since 1928 and 60% of the time the Index declined a second time during the bear market and went on to establish a new low for the period.
With respect to the state of the economy, the Congressional Budget Office announced on May 19, 2020, that it sees real U.S. gross domestic product (“GDP”) declining by an annualized 38% in the second quarter of 2020, reportedly in line with Wall Street economists, according to CNBC. Some estimates are more dire. The GDP estimate from the Atlanta Federal Reserve calls for a 42% plunge. These numbers are so large in scope they are mind-boggling. The Bureau of Economic Analysis is scheduled to release its GDP report on July 30, 2020. Until then, we may continue to have a disconnect between the economy and the markets. Let us hope it is as positive as the one we are currently enjoying.
The U.S. government shut down huge chunks of our economy in order to protect lives and prevent our health care system from being overwhelmed by COVID-19 patients. Our economic woes, in other words, are man-made. The remedies to this pandemic will also likely be man-made. They could come in the form of therapeutics and/or a vaccine. Perhaps more than one vaccine. At this stage of the pandemic fight, we have one message for investors: Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Preferred Securities and Income Fund
“AT A GLANCE”
As of April 30, 2020 (Unaudited)
Fund Statistics
First Trust Preferred Securities and Income Fund	Net Asset Value (NAV)
Class A (FPEAX)	$19.97
Class C (FPECX)	$20.08
Class F (FPEFX)	$20.23
Class I (FPEIX)	$20.08
Class R3 (FPERX)	$19.93

Sector Allocation	% of Total Investments
Financials	71.4%
Utilities	10.9
Energy	6.5
Consumer Staples	4.5
Industrials	1.9
Communication Services	1.9
Real Estate	1.8
Materials	1.1
Total	100.0%

Credit Quality(1)	% of Total Investments
A-	0.9%
BBB+	13.1
BBB	26.3
BBB-	26.6
BB+	19.2
BB	6.5
BB-	3.8
B+	0.3
B	0.1
Not Rated	3.2
Total	100.0%

Top Ten Holdings	% of Total Investments
Emera, Inc., Series 16-A	3.6%
Enel S.p.A.	2.5
Barclays PLC	1.9
Barclays PLC	1.9
ING Groep N.V.	1.7
Enbridge, Inc., Series 16-A	1.6
Credit Agricole S.A.	1.5
Credit Agricole S.A.	1.5
QBE Insurance Group Ltd.	1.3
Lloyds Banking Group PLC	1.3
Total	18.8%

Dividend Distributions	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R3 Shares
Current Monthly Distribution per Share(2)	$0.0858	$0.0731	$0.0875	$0.0900	$0.0816
Current Distribution Rate on NAV(3)	5.16%	4.37%	5.19%	5.38%	4.91%
(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)	Most recent distribution paid or declared through 4/30/2020. Subject to change in the future.
(3)	Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2020. Subject to change in the future.

First Trust Preferred Securities and Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2020 (Unaudited)
Performance of a $10,000 investment
This chart compares your Fund’s Class I performance to that of the ICE BofA Fixed Rate Preferred Securities Index, the ICE BofA U.S. Capital Securities Index and the Blended Index(4) from 1/11/2011 through 4/30/2020.

Performance as of April 30, 2020
	A Shares Inception 2/25/2011		C Shares Inception 2/25/2011		F Shares Inception 3/2/2011	I Shares Inception 1/11/2011	R3 Shares Inception 3/2/2011	Blended Index* (4)	P0P1* ICE BofA Fixed Rate Preferred Securities Index	C0CS* ICE BofA U.S. Capital Securities Index
Cumulative Total Returns	w/o sales charge	w/max 4.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges	w/o sales charges	w/o sales charges	w/o sales charges
6 Months	(7.13)%	(11.31)%	(7.45)%	(8.36)%	(6.95)%	(7.19)%	(7.22)%	(1.83)%	(1.86)%	(1.86)%
1 Year	(1.37)%	(5.81)%	(2.02)%	(2.95)%	(1.11)%	(1.26)%	(1.57)%	4.87%	3.80%	5.89%
Average Annual Total Returns
5 Years	3.98%	3.03%	3.26%	3.26%	4.13%	4.25%	3.68%	4.77%	5.15%	4.36%
Since Inception	5.40%	4.87%	4.66%	4.66%	5.57%	5.77%	5.06%	6.31%	6.17%	6.40%
30-Day SEC Yield(5)	4.32%		3.85%		4.57%	4.85%	4.23%	N/A	N/A	N/A

* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor and Sub-Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and Rule 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class F, Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are 0.15% of average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, the combined Rule 12b-1 distribution and service fees for Class R3 Shares were 0.75% of average daily net assets.
(4)	The Blended Index return is a 50/50 split between the ICE BofA Fixed Rate Preferred Securities Index and ICE BofA U.S. Capital Securities Index. The Blended Index reflects the diverse allocation of institutional preferred and hybrid securities in the Fund’s portfolio. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.
(5)	30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Preferred Securities and Income Fund
Semi-Annual Report
April 30, 2020 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Preferred Securities and Income Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the investment sub-advisor to the Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
Scott T. Fleming - Chief Executive Officer and President
Robert Wolf - Chief Investment Officer, Senior Vice President and Senior Portfolio Manager
Eric Weaver - Chief Strategist and Senior Vice President

First Trust Preferred Securities and Income Fund
Understanding Your Fund Expenses
April 30, 2020 (Unaudited)
As a shareholder of the First Trust Preferred Securities and Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2020.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019 - 4/30/2020 (a)	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019 - 4/30/2020 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 928.70	$ 6.67	$ 1,000.00	$ 1,017.95	$ 6.97	1.39%
Class C	1,000.00	925.50	9.96	1,000.00	1,014.52	10.42	2.08
Class F	1,000.00	930.50	6.24	1,000.00	1,018.40	6.52	1.30
Class I	1,000.00	928.10	5.03	1,000.00	1,019.64	5.27	1.05
Class R3	1,000.00	927.80	7.91	1,000.00	1,016.66	8.27	1.65

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2019 through April 30, 2020), multiplied by 182/366 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust Preferred Securities and Income Fund
Portfolio of Investments
April 30, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 22.7%
	Banks – 5.3%
5,108	Bank of America Corp., Series GG	6.00%	(a)	$138,529
33,425	Bank of America Corp., Series HH	5.88%	(a)	889,105
30,000	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	7.13%	10/30/40	803,100
45,696	Citigroup, Inc., Series K (c)	6.88%	(a)	1,250,243
8,472	Citizens Financial Group, Inc., Series D (c)	6.35%	(a)	215,528
11,880	Citizens Financial Group, Inc., Series E	5.00%	(a)	288,328
54,440	Fifth Third Bancorp, Series A	6.00%	(a)	1,485,668
22,759	First Citizens BancShares, Inc., Series A	5.38%	(a)	573,299
2,694	First Republic Bank, Series I	5.50%	(a)	71,310
131,000	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	7.48%	02/15/40	2,954,050
28,906	JPMorgan Chase & Co., Series DD	5.75%	(a)	770,345
452	KeyCorp, Series F	5.65%	(a)	11,580
14,617	KeyCorp, Series G	5.63%	(a)	376,534
36,673	People’s United Financial, Inc., Series A (c)	5.63%	(a)	935,161
6,917	Regions Financial Corp., Series B (c)	6.38%	(a)	187,312
22,408	Synovus Financial Corp., Series E (c)	5.88%	(a)	482,444
3,924	US Bancorp, Series K	5.50%	(a)	103,986
35,785	Valley National Bancorp, Series B (c)	5.50%	(a)	773,314
1,709	Wells Fargo & Co., Series O	5.13%	(a)	42,281
184	Wells Fargo & Co., Series P	5.25%	(a)	4,609
36,875	Wells Fargo & Co., Series X	5.50%	(a)	945,844
15,542	Wells Fargo & Co., Series Y	5.63%	(a)	406,734
1,070	Wintrust Financial Corp., Series D (c) (d)	6.50%	(a)	26,996
				13,736,300
	Capital Markets – 1.5%
21,896	Affiliated Managers Group, Inc.	5.88%	03/30/59	552,436
1,953	Apollo Global Management, Inc., Series A	6.38%	(a)	51,032
35,032	Apollo Global Management, Inc., Series B	6.38%	(a)	898,571
7,751	Goldman Sachs Group (The), Inc., Series J (c)	5.50%	(a)	195,713
9,909	Goldman Sachs Group (The), Inc., Series K (c)	6.38%	(a)	255,751
12,230	Morgan Stanley, Series E (c)	7.13%	(a)	332,656
16,227	Morgan Stanley, Series F (c)	6.88%	(a)	438,291
4,968	Morgan Stanley, Series K (c)	5.85%	(a)	131,056
6,122	Oaktree Capital Group LLC, Series A	6.63%	(a)	158,988
20,162	Oaktree Capital Group LLC, Series B	6.55%	(a)	516,551
11,340	State Street Corp., Series G (c)	5.35%	(a)	307,087
				3,838,132
	Consumer Finance – 0.7%
5,717	Capital One Financial Corp., Series F	6.20%	(a)	146,641
2,877	Capital One Financial Corp., Series H	6.00%	(a)	75,291
42,434	Capital One Financial Corp., Series I	5.00%	(a)	984,469
27,015	Capital One Financial Corp., Series J	4.80%	(a)	597,302
				1,803,703
	Diversified Financial Services – 0.7%
28,138	Equitable Holdings, Inc., Series A	5.25%	(a)	678,689
40,816	National Rural Utilities Cooperative Finance Corp.	5.50%	05/15/64	1,119,583
828	Voya Financial, Inc., Series B (c)	5.35%	(a)	21,395
				1,819,667
	Diversified Telecommunication Services – 0.6%
7,046	AT&T, Inc.	5.35%	11/01/66	181,575
3,792	AT&T, Inc.	5.63%	08/01/67	100,147
50,278	AT&T, Inc., Series C	4.75%	(a)	1,156,897

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services (Continued)
7,142	Qwest Corp.	6.63%	09/15/55	$166,766
				1,605,385
	Equity Real Estate Investment Trusts – 0.9%
20,714	Digital Realty Trust, Inc., Series K	5.85%	(a)	546,435
27,735	Digital Realty Trust, Inc., Series L	5.20%	(a)	712,512
16,880	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (e)	6.00%	(a)	374,905
23,390	Global Net Lease, Inc., Series A	7.25%	(a)	520,194
1,653	National Storage Affiliates Trust, Series A	6.00%	(a)	42,151
6,744	Public Storage, Series F	5.15%	(a)	177,637
3,320	Urstadt Biddle Properties, Inc., Series H	6.25%	(a)	68,060
				2,441,894
	Food Products – 1.2%
11,000	CHS, Inc., Series 1	7.88%	(a)	296,230
93,791	CHS, Inc., Series 2 (c)	7.10%	(a)	2,466,704
3,016	CHS, Inc., Series 3 (c)	6.75%	(a)	76,365
6,575	CHS, Inc., Series 4	7.50%	(a)	172,988
				3,012,287
	Gas Utilities – 0.3%
24,221	South Jersey Industries, Inc.	5.63%	09/16/79	616,666
4,838	Spire, Inc., Series A	5.90%	(a)	129,320
				745,986
	Independent Power & Renewable Electricity Producers – 0.2%
22,738	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	590,051
	Insurance – 5.7%
71,049	Aegon Funding Co., LLC	5.10%	12/15/49	1,705,886
33,745	Allstate (The) Corp., Series H	5.10%	(a)	863,872
107,032	American Equity Investment Life Holding Co., Series A (c)	5.95%	(a)	2,486,353
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	79,949
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	91,619
4,824	Arch Capital Group Ltd., Series E	5.25%	(a)	116,307
1,179	Arch Capital Group Ltd., Series F	5.45%	(a)	29,381
9,176	Aspen Insurance Holdings Ltd.	5.63%	(a)	219,123
38,822	Aspen Insurance Holdings Ltd.	5.63%	(a)	923,187
19,124	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	462,801
84,031	Athene Holding Ltd., Series A (c)	6.35%	(a)	2,039,432
1,050	Athene Holding Ltd., Series B	5.63%	(a)	24,370
11,840	Axis Capital Holdings Ltd., Series E	5.50%	(a)	291,501
69,176	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	4.88%	05/15/37	1,556,460
47,782	Enstar Group Ltd., Series D (c)	7.00%	(a)	1,188,338
831	Hanover Insurance Group (The), Inc.	6.35%	03/30/53	21,299
2,743	Hartford Financial Services Group (The), Inc., Series G	6.00%	(a)	73,211
11,249	National General Holdings Corp.	7.63%	09/15/55	278,975
4,219	National General Holdings Corp., Series B	7.50%	(a)	95,349
7,245	National General Holdings Corp., Series C	7.50%	(a)	167,722
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	149,907
20,081	Prudential Financial, Inc.	5.75%	12/15/52	507,648
26,909	Prudential Financial, Inc.	5.70%	03/15/53	679,990
1,040	Reinsurance Group of America, Inc. (c)	6.20%	09/15/42	26,343
2,267	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	57,854
15,019	W.R. Berkley Corp.	5.63%	04/30/53	378,178
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
10,893	W.R. Berkley Corp.	5.75%	06/01/56	$277,554
				14,792,609
	Mortgage Real Estate Investment Trusts – 0.9%
25,000	AGNC Investment Corp., Series C (c)	7.00%	(a)	575,000
30,561	AGNC Investment Corp., Series F (c)	6.13%	(a)	665,007
47,332	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	1,065,917
7,000	Annaly Capital Management, Inc., Series I (c)	6.75%	(a)	157,220
				2,463,144
	Multi-Utilities – 1.9%
39,206	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	1,082,086
60,841	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	1,662,785
4,023	CMS Energy Corp.	5.88%	10/15/78	107,655
3,450	CMS Energy Corp.	5.88%	03/01/79	94,806
4,719	Dominion Energy, Inc., Series A	5.25%	07/30/76	120,854
45,444	Integrys Holding, Inc. (c)	6.00%	08/01/73	1,147,461
19,914	Just Energy Group, Inc., Series A (c)	8.50%	(a)	43,213
24,000	NiSource, Inc., Series B (c)	6.50%	(a)	661,680
				4,920,540
	Oil, Gas & Consumable Fuels – 1.3%
28,548	Enbridge, Inc., Series B (c)	6.38%	04/15/78	671,163
965	Energy Transfer Operating L.P., Series C (c)	7.38%	(a)	20,226
4,580	Energy Transfer Operating L.P., Series D (c)	7.63%	(a)	95,951
92,777	Energy Transfer Operating L.P., Series E (c)	7.60%	(a)	1,962,234
7,530	NuStar Energy L.P., Series A (c)	8.50%	(a)	130,269
32,950	NuStar Logistics, L.P., 3 Mo. LIBOR + 6.73% (b)	7.95%	01/15/43	628,686
				3,508,529
	Real Estate Management & Development – 0.8%
41,143	Brookfield Property Partners L.P., Series A	5.75%	(a)	822,860
10,209	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	218,983
47,137	Brookfield Property Partners L.P., Series A2	6.38%	(a)	1,012,031
				2,053,874
	Thrifts & Mortgage Finance – 0.4%
36,314	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	906,034
	Trading Companies & Distributors – 0.3%
48,229	Air Lease Corp., Series A (c)	6.15%	(a)	869,087
	Total $25 Par Preferred Securities			59,107,222
	(Cost $60,742,456)
$100 PAR PREFERRED SECURITIES – 3.4%
	Banks – 3.1%
9,400	AgriBank FCB (c)	6.88%	(a)	949,400
32,500	CoBank ACB, Series F (c)	6.25%	(a)	3,315,000
27,000	CoBank ACB, Series G	6.13%	(a)	2,747,250
10,500	Farm Credit Bank of Texas (c) (f)	6.75%	(a)	1,060,500
				8,072,150
	Consumer Finance – 0.3%
16,942	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (b)	2.44%	(a)	694,283
	Total $100 Par Preferred Securities			8,766,433
	(Cost $8,920,554)

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES – 0.4%
	Banks – 0.2%
443	CoBank ACB, 3 Mo. LIBOR + 1.18% (b) (g)	2.49%	(a)	$259,155
229	Wells Fargo & Co., Series L	7.50%	(a)	320,334
				579,489
	Diversified Financial Services – 0.2%
500	Compeer Financial ACA (c) (f)	6.75%	(a)	505,000
	Total $1,000 Par Preferred Securities			1,084,489
	(Cost $1,130,376)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 71.6%
	Banks – 33.3%
$2,600,000	Australia & New Zealand Banking Group Ltd. (c) (f) (h)	6.75%	(a)	2,790,671
600,000	Australia & New Zealand Banking Group Ltd. (c) (h) (i)	6.75%	(a)	644,001
1,900,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (h)	6.50%	(a)	1,727,945
200,000	Banco Mercantil del Norte S.A. (c) (f) (h)	6.75%	(a)	159,510
600,000	Banco Mercantil del Norte S.A. (c) (f) (h)	7.50%	(a)	494,010
1,000,000	Banco Mercantil del Norte S.A. (c) (f) (h)	7.63%	(a)	809,450
2,600,000	Banco Santander S.A. (c) (h) (i)	7.50%	(a)	2,546,859
1,100,000	Bank of America Corp., Series JJ (c)	5.13%	(a)	1,081,514
4,800,000	Barclays PLC (c) (h) (i)	7.88%	(a)	4,771,800
4,850,000	Barclays PLC (c) (h)	8.00%	(a)	4,841,246
1,250,000	BBVA Bancomer S.A. (c) (f) (h)	5.88%	09/13/34	1,100,437
1,500,000	BNP Paribas S.A. (c) (f) (h)	6.63%	(a)	1,496,250
1,700,000	BNP Paribas S.A. (c) (f) (h)	7.38%	(a)	1,767,056
1,687,000	BNP Paribas S.A. (c) (f) (h)	7.63%	(a)	1,717,577
750,000	Citigroup, Inc. (c)	5.90%	(a)	758,438
300,000	Citigroup, Inc. (c)	5.95%	(a)	298,599
1,680,000	Citigroup, Inc., Series P (c)	5.95%	(a)	1,693,952
1,050,000	Citigroup, Inc., Series R (c)	6.13%	(a)	1,019,287
262,000	Citigroup, Inc., Series T (c)	6.25%	(a)	280,559
2,600,000	Citigroup, Inc., Series U (c)	5.00%	(a)	2,366,000
500,000	Citizens Financial Group, Inc., Series A, 3 Mo. LIBOR + 3.96% (b)	5.33%	(a)	422,603
700,000	Citizens Financial Group, Inc., Series B (c)	6.00%	(a)	598,987
2,500,000	CoBank ACB, Series I (c)	6.25%	(a)	2,537,500
2,600,000	Credit Agricole S.A. (c) (f) (h)	6.88%	(a)	2,595,307
3,600,000	Credit Agricole S.A. (c) (f) (h)	7.88%	(a)	3,842,676
3,485,000	Credit Agricole S.A. (c) (f) (h)	8.13%	(a)	3,887,953
1,500,000	Danske Bank A.S. (c) (h) (i)	6.13%	(a)	1,427,175
850,000	Danske Bank A.S. (c) (h) (i)	7.00%	(a)	835,125
600,000	Farm Credit Bank of Texas, Series 3 (c) (f)	6.20%	(a)	544,239
2,444,000	HSBC Holdings PLC (c) (h)	6.38%	(a)	2,428,884
1,190,000	ING Groep N.V. (c) (h)	5.75%	(a)	1,146,369
1,400,000	ING Groep N.V. (c) (h)	6.50%	(a)	1,393,350
4,400,000	ING Groep N.V. (c) (h) (i)	6.88%	(a)	4,416,628
1,954,000	Intesa Sanpaolo S.p.A. (c) (f) (h)	7.70%	(a)	1,818,578
1,000,000	JPMorgan Chase & Co., Series FF (c)	5.00%	(a)	930,695
200,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (b)	4.23%	(a)	183,349
3,236,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (b)	4.75%	(a)	2,829,057
500,000	Lloyds Banking Group PLC (c) (h)	6.75%	(a)	482,918
3,400,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	3,347,130
1,000,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	990,695
2,800,000	Nordea Bank Abp (c) (f) (h)	6.63%	(a)	2,819,838
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$2,400,000	Royal Bank of Scotland Group PLC (c) (h)	8.00%	(a)	$2,507,280
2,950,000	Royal Bank of Scotland Group PLC (c) (h)	8.63%	(a)	3,022,127
200,000	Skandinaviska Enskilda Banken AB (c) (h) (i)	5.63%	(a)	199,225
2,300,000	Societe Generale S.A. (c) (f) (h)	7.38%	(a)	2,256,875
2,750,000	Societe Generale S.A. (c) (f) (h)	7.88%	(a)	2,698,616
500,000	Standard Chartered PLC (c) (f) (h)	7.75%	(a)	506,495
800,000	Swedbank AB (c) (h) (i)	6.00%	(a)	786,491
3,100,000	UniCredit S.p.A. (c) (h) (i)	8.00%	(a)	2,828,158
				86,649,484
	Capital Markets – 8.7%
1,568,000	Apollo Management Holdings L.P. (c) (f)	4.95%	01/14/50	1,410,821
3,000,000	Charles Schwab (The) Corp., Series G (c)	5.38%	(a)	3,078,750
2,600,000	Credit Suisse Group AG (c) (f) (h)	6.38%	(a)	2,563,171
650,000	Credit Suisse Group AG (c) (f) (h)	7.25%	(a)	648,827
1,500,000	Credit Suisse Group AG (c) (f) (h)	7.50%	(a)	1,591,875
3,050,000	Credit Suisse Group AG (c) (f) (h)	7.50%	(a)	3,078,380
1,700,000	E*TRADE Financial Corp., Series A (c)	5.88%	(a)	1,748,620
1,000,000	Goldman Sachs Group (The), Inc., Series M (c)	5.38%	(a)	931,285
3,200,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(a)	3,254,224
200,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(a)	185,139
800,000	UBS Group AG (c) (h) (i)	6.88%	(a)	805,980
2,400,000	UBS Group AG (c) (h) (i)	6.88%	(a)	2,494,078
960,000	UBS Group AG (c) (f) (h)	7.00%	(a)	982,267
				22,773,417
	Diversified Financial Services – 1.2%
3,100,000	Voya Financial, Inc. (c)	5.65%	05/15/53	3,043,410
	Diversified Telecommunication Services – 1.2%
750,000	Koninklijke KPN N.V. (c) (f)	7.00%	03/28/73	777,559
2,350,000	Koninklijke KPN N.V. (c) (i)	7.00%	03/28/73	2,436,351
				3,213,910
	Electric Utilities – 6.5%
1,300,000	Duke Energy Corp. (c)	4.88%	(a)	1,287,904
8,790,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	9,306,412
5,661,000	Enel S.p.A. (c) (f)	8.75%	09/24/73	6,418,781
				17,013,097
	Energy Equipment & Services – 1.4%
300,000	Transcanada Trust (c)	5.63%	05/20/75	273,524
2,400,000	Transcanada Trust (c)	5.50%	09/15/79	2,260,188
1,200,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	1,138,008
				3,671,720
	Food Products – 3.3%
300,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	247,750
3,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	3,105,000
1,400,000	Land O’Lakes, Inc. (f)	7.00%	(a)	1,259,580
1,200,000	Land O’Lakes, Inc. (f)	7.25%	(a)	1,141,320
3,000,000	Land O’Lakes, Inc. (f)	8.00%	(a)	2,820,000
				8,573,650
	Independent Power & Renewable Electricity Producers – 0.4%
1,100,000	AES Gener S.A. (c) (f)	6.35%	10/07/79	1,029,886

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance – 8.0%
$1,900,000	Asahi Mutual Life Insurance Co. (c) (i)	6.50%	(a)	$1,954,194
1,500,000	Asahi Mutual Life Insurance Co. (c) (i)	7.25%	(a)	1,531,084
1,822,000	Assurant, Inc. (c)	7.00%	03/27/48	1,791,961
3,500,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	3,073,531
1,000,000	Fortegra Financial Corp. (c) (g)	8.50%	10/15/57	1,109,450
1,000,000	Fukoku Mutual Life Insurance Co. (c) (i)	6.50%	(a)	1,077,070
820,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (f)	3.82%	02/12/47	641,031
300,000	La Mondiale SAM (c) (i)	5.88%	01/26/47	313,778
623,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (b)	4.05%	05/17/66	424,727
200,000	MetLife, Inc.	6.40%	12/15/36	223,809
526,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (f)	7.00%	03/15/72	565,053
1,000,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	1,033,700
2,400,000	QBE Insurance Group Ltd. (c) (f)	7.50%	11/24/43	2,590,080
3,100,000	QBE Insurance Group Ltd. (c) (i)	6.75%	12/02/44	3,372,784
1,000,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (b)	3.41%	12/15/65	687,500
400,000	VIVAT N.V. (c) (i)	6.25%	(a)	397,750
				20,787,502
	Metals & Mining – 1.1%
400,000	BHP Billiton Finance USA Ltd. (c) (f)	6.25%	10/19/75	402,678
2,300,000	BHP Billiton Finance USA Ltd. (c) (f)	6.75%	10/19/75	2,545,514
				2,948,192
	Multi-Utilities – 1.4%
2,575,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(a)	2,351,477
1,335,000	NiSource, Inc. (c)	5.65%	(a)	1,228,854
				3,580,331
	Oil, Gas & Consumable Fuels – 3.7%
2,100,000	DCP Midstream Operating L.P. (c) (f)	5.85%	05/21/43	984,060
600,000	Enbridge, Inc. (c)	5.50%	07/15/77	526,953
1,600,000	Enbridge, Inc. (c)	6.25%	03/01/78	1,467,592
4,458,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	3,997,689
1,786,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (b)	4.78%	11/01/66	1,016,234
500,000	Energy Transfer Operating L.P., Series G (c)	7.13%	(a)	391,575
1,100,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b)	4.36%	06/01/67	859,919
350,000	Enterprise Products Operating LLC, Series D (c)	4.88%	08/16/77	305,111
				9,549,133
	Trading Companies & Distributors – 0.9%
3,300,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	2,217,435
	Transportation Infrastructure – 0.5%
1,860,000	AerCap Global Aviation Trust (c) (f)	6.50%	06/15/45	1,369,890
	Total Capital Preferred Securities			186,421,057
	(Cost $198,167,185)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.3%
	Aerospace & Defense – 0.2%
400,000	Boeing (The) Co.	5.81%	05/01/50	400,000
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance – 0.1%
$400,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	$365,696
	Total Corporate Bonds and Notes			765,696
	(Cost $798,827)

Total Investments – 98.4%	256,144,897
(Cost $269,759,398) (j)
Net Other Assets and Liabilities – 1.6%	4,185,427
Net Assets – 100.0%	$260,330,324

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2020, securities noted as such amounted to $65,691,811 or 25.2% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(h)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2020, securities noted as such amounted to $83,269,283 or 32.0% of net assets. Of these securities, 3.1% originated in emerging markets, and 96.9% originated in foreign markets.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,897,379 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,511,880. The net unrealized depreciation was $13,614,501.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 14,792,609	$ 12,914,674	$ 1,877,935	$ —
Multi-Utilities	4,920,540	3,773,079	1,147,461	—
Other industry categories*	39,394,073	39,394,073	—	—
$100 Par Preferred Securities:
Banks	8,072,150	—	8,072,150	—
Consumer Finance	694,283	694,283	—	—
$1,000 Par Preferred Securities:
Banks	579,489	320,334	259,155	—
Diversified Financial Services	505,000	—	505,000	—
Capital Preferred Securities*	186,421,057	—	186,421,057	—
Corporate Bonds and Notes*	765,696	—	765,696	—
Total Investments	$ 256,144,897	$ 57,096,443	$ 199,048,454	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
ASSETS:
Investments, at value (Cost $269,759,398)	$ 256,144,897
Cash	3,321,128
Receivables:
Interest	2,613,284
Fund shares sold	976,604
Investment securities sold	240,137
Dividends	103,488
Prepaid expenses	35,601
Total Assets	263,435,139
LIABILITIES:
Payables:
Investment securities purchased	1,809,230
Fund shares redeemed	720,200
Investment advisory fees	160,880
Distributions	129,885
Transfer agent fees	66,119
12b-1 distribution and service fees	50,519
Administrative fees	35,673
Legal fees	34,050
Audit and tax fees	27,536
Shareholder reporting fees	23,575
Registration fees	21,485
Custodian fees	10,494
Commitment and administrative agency fees	2,121
Financial reporting fees	1,520
Trustees’ fees and expenses	799
Other liabilities	10,729
Total Liabilities	3,104,815
NET ASSETS	$260,330,324
NET ASSETS consist of:
Paid-in capital	$ 291,523,719
Par value	129,772
Accumulated distributable earnings (loss)	(31,323,167)
NET ASSETS	$260,330,324
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $38,234,184 and 1,914,505 shares of beneficial interest issued and outstanding)	$19.97
Maximum sales charge (4.50% of offering price)	0.94
Maximum offering price to public	$20.91
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $54,231,648 and 2,701,323 shares of beneficial interest issued and outstanding)	$20.08
Class F Shares:
Net asset value and redemption price per share (Based on net assets of $1,109,822 and 54,872 shares of beneficial interest issued and outstanding)	$20.23
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $166,021,520 and 8,269,697 shares of beneficial interest issued and outstanding)	$20.08
Class R3 Shares:
Net asset value and redemption price per share (Based on net assets of $733,150 and 36,785 shares of beneficial interest issued and outstanding)	$19.93

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Operations
For the Six Months Ended April 30, 2020 (Unaudited)
INVESTMENT INCOME:
Interest	$ 6,846,188
Dividends	1,894,855
Total investment income	8,741,043
EXPENSES:
Investment advisory fees	1,112,509
12b-1 distribution and/or service fees:
Class A	50,518
Class C	287,532
Class F	2,147
Class R3	1,923
Transfer agent fees	105,015
Registration fees	79,069
Administrative fees	59,102
Legal fees	38,502
Shareholder reporting fees	29,386
Commitment and administrative agency fees	26,006
Custodian fees	18,942
Audit and tax fees	18,941
Trustees’ fees and expenses	8,959
Financial reporting fees	4,604
Listing expense	1,857
Other	11,935
Total expenses	1,856,947
Fees waived and expenses reimbursed by the investment advisor	(22,708)
Net expenses	1,834,239
NET INVESTMENT INCOME (LOSS)	6,906,804
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(7,454,854)
Net change in unrealized appreciation (depreciation) on investments	(21,834,561)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(29,289,415)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,382,611)
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended 10/31/2019
OPERATIONS:
Net investment income (loss)	$ 6,906,804	$ 13,403,498
Net realized gain (loss)	(7,454,854)	687,417
Net change in unrealized appreciation (depreciation)	(21,834,561)	14,215,822
Net increase (decrease) in net assets resulting from operations	(22,382,611)	28,306,737
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(1,054,950)	(1,756,868)
Class C Shares	(1,269,949)	(2,648,196)
Class F Shares	(74,358)	(268,244)
Class I Shares	(4,801,872)	(8,407,725)
Class R3 Shares	(19,131)	(37,149)
Total distributions to shareholders from investment operations	(7,220,260)	(13,118,182)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class A shares	—	(50,339)
Class C shares	—	(76,625)
Class F shares	—	(7,053)
Class I shares	—	(249,181)
Class R3 shares	—	(1,080)
Total distributions to shareholders from return of capital	—	(384,278)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	73,222,059	126,727,777
Proceeds from shares reinvested	6,215,254	12,105,566
Cost of shares redeemed	(68,654,541)	(120,676,444)
Net increase (decrease) in net assets resulting from capital transactions	10,782,772	18,156,899
Total increase (decrease) in net assets	(18,820,099)	32,961,176
NET ASSETS:
Beginning of period	279,150,423	246,189,247
End of period	$260,330,324	$279,150,423

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights
For a Share outstanding throughout each period
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended October 31,
Class A Shares		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 22.07	$ 20.85	$ 22.39	$ 21.63	$ 21.13	$ 21.20
Income from investment operations:
Net investment income (loss)	0.52 (a)	1.12 (a)	1.11 (a)	1.11 (a)	1.16 (a)	1.18 (a)
Net realized and unrealized gain (loss)	(2.07)	1.25	(1.50)	0.80	0.49	(0.13)
Total from investment operations	(1.55)	2.37	(0.39)	1.91	1.65	1.05
Distributions paid to shareholders from:
Net investment income	(0.55)	(1.12)	(1.13)	(1.15)	(1.15)	(1.12)
Return of capital	—	(0.03)	(0.02)	—	—	—
Total distributions	(0.55)	(1.15)	(1.15)	(1.15)	(1.15)	(1.12)
Net asset value, end of period	$19.97	$22.07	$20.85	$22.39	$21.63	$21.13
Total return (b)	(7.13)%	11.75%	(1.77)%	9.05%	8.09%	5.05%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 38,234	$ 39,719	$ 36,262	$ 39,063	$ 35,468	$ 28,585
Ratio of total expenses to average net assets	1.39% (c)	1.41%	1.37%	1.36%	1.51% (d)	1.50% (d)
Ratio of net expenses to average net assets	1.39% (c)	1.40%	1.37%	1.36%	1.41% (d)	1.41% (d)
Ratio of net investment income (loss) to average net assets	4.90% (c)	5.27%	5.15%	5.11%	5.50%	5.55%
Portfolio turnover rate	24%	41%	33%	44%	71%	123%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the years ended October 31, 2016 and 2015, ratios reflect excise tax of 0.01% and 0.01%, respectively, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended October 31,
Class C Shares		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 22.18	$ 20.93	$ 22.44	$ 21.67	$ 21.17	$ 21.24
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.98 (a)	0.97 (a)	0.96 (a)	1.01 (a)	1.02 (a)
Net realized and unrealized gain (loss)	(2.08)	1.26	(1.50)	0.79	0.48	(0.13)
Total from investment operations	(1.63)	2.24	(0.53)	1.75	1.49	0.89
Distributions paid to shareholders from:
Net investment income	(0.47)	(0.96)	(0.96)	(0.98)	(0.99)	(0.96)
Return of capital	—	(0.03)	(0.02)	—	—	—
Total distributions	(0.47)	(0.99)	(0.98)	(0.98)	(0.99)	(0.96)
Net asset value, end of period	$20.08	$22.18	$20.93	$22.44	$21.67	$21.17
Total return (b)	(7.45)%	11.01%	(2.37)%	8.27%	7.27%	4.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 54,232	$ 57,898	$ 59,610	$ 64,462	$ 51,004	$ 45,093
Ratio of total expenses to average net assets	2.08% (c)	2.06%	2.02%	2.06%	2.17% (d)	2.16% (d)
Ratio of net expenses to average net assets	2.08% (c)	2.06%	2.02%	2.06%	2.16% (d)	2.16% (d)
Ratio of net investment income (loss) to average net assets	4.20% (c)	4.61%	4.50%	4.41%	4.76%	4.79%
Portfolio turnover rate	24%	41%	33%	44%	71%	123%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the years ended October 31, 2016 and 2015, ratios reflect excise tax of 0.01% and 0.01%, respectively, which are not included in the expense cap.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended October 31,
Class F Shares		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 22.32	$ 21.07	$ 22.62	$ 21.82	$ 21.31	$ 21.37
Income from investment operations:
Net investment income (loss)	0.54 (a)	1.16 (a)	1.14 (a)	1.13 (a)	1.18 (a)	1.23 (a)
Net realized and unrealized gain (loss)	(2.07)	1.26	(1.52)	0.84	0.50	(0.15)
Total from investment operations:	(1.53)	2.42	(0.38)	1.97	1.68	1.08
Distributions paid to shareholders from:
Net investment income	(0.56)	(1.14)	(1.15)	(1.17)	(1.17)	(1.14)
Return of capital	—	(0.03)	(0.02)	—	—	—
Total distributions	(0.56)	(1.17)	(1.17)	(1.17)	(1.17)	(1.14)
Net asset value, end of period	$20.23	$22.32	$21.07	$22.62	$21.82	$21.31
Total return (b)	(6.95)%	11.87%	(1.70)%	9.27%	8.18%	5.16%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,110	$ 4,238	$ 7,431	$ 7,339	$ 5,025	$ 2,501
Ratio of total expenses to average net assets	2.12% (c)	1.65%	1.42%	1.39%	1.70% (d)	1.92%
Ratio of net expenses to average net assets	1.30% (c)	1.30%	1.30%	1.30%	1.31% (d)	1.30%
Ratio of net investment income (loss) to average net assets	4.90% (c)	5.43%	5.21%	5.11%	5.55%	5.70%
Portfolio turnover rate	24%	41%	33%	44%	71%	123%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the year ended October 31, 2016, ratios reflect excise tax of 0.01%, which is not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended October 31,
Class I Shares		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 22.23	$ 20.98	$ 22.49	$ 21.71	$ 21.21	$ 21.27
Income from investment operations:
Net investment income (loss)	0.56 (a)	1.19 (a)	1.20 (a)	1.20 (a)	1.22 (a)	1.23 (a)
Net realized and unrealized gain (loss)	(2.13)	1.26	(1.51)	0.78	0.48	(0.12)
Total from investment operations	(1.57)	2.45	(0.31)	1.98	1.70	1.11
Distributions paid to shareholders from:
Net investment income	(0.58)	(1.17)	(1.17)	(1.20)	(1.20)	(1.17)
Return of capital	—	(0.03)	(0.03)	—	—	—
Total distributions	(0.58)	(1.20)	(1.20)	(1.20)	(1.20)	(1.17)
Net asset value, end of period	$20.08	$22.23	$20.98	$22.49	$21.71	$21.21
Total return (b)	(7.19)%	12.09%	(1.38)%	9.39%	8.33%	5.35%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 166,022	$ 176,503	$ 142,161	$ 141,661	$ 106,393	$ 86,412
Ratio of total expenses to average net assets	1.05% (c)	1.04%	1.02%	0.99%	1.16% (d)	1.16% (d)
Ratio of net expenses to average net assets	1.05% (c)	1.04%	1.02%	0.99%	1.16% (d)	1.16% (d)
Ratio of net investment income (loss) to average net assets	5.23% (c)	5.60%	5.51%	5.49%	5.74%	5.80%
Portfolio turnover rate	24%	41%	33%	44%	71%	123%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the years ended October 31, 2016 and 2015, ratios reflect excise tax of 0.01% and 0.01%, respectively, which are not included in the expense cap.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended October 31,
Class R3 Shares		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 22.02	$ 20.81	$ 22.35	$ 21.61	$ 21.13	$ 21.20
Income from investment operations:
Net investment income (loss)	0.49 (a)	1.06 (a)	1.05 (a)	1.05 (a)	1.11 (a)	1.13 (a)
Net realized and unrealized gain (loss)	(2.05)	1.24	(1.50)	0.78	0.47	(0.14)
Total from investment operations:	(1.56)	2.30	(0.45)	1.83	1.58	0.99
Distributions paid to shareholders from:
Net investment income	(0.53)	(1.06)	(1.07)	(1.09)	(1.10)	(1.06)
Return of capital	—	(0.03)	(0.02)	—	—	—
Total distributions	(0.53)	(1.09)	(1.09)	(1.09)	(1.10)	(1.06)
Net asset value, end of period	$19.93	$22.02	$20.81	$22.35	$21.61	$21.13
Total return (b)	(7.22)%	11.44%	(2.02)%	8.70%	7.73%	4.79%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 733	$ 792	$ 724	$ 756	$ 717	$ 357
Ratio of total expenses to average net assets	4.51% (c)	4.46%	4.01%	4.29%	7.42% (d)	6.56% (d)
Ratio of net expenses to average net assets	1.65% (c)	1.65%	1.65%	1.65%	1.66% (d)	1.66% (d)
Ratio of net investment income (loss) to average net assets	4.63% (c)	5.02%	4.87%	4.83%	5.25%	5.30%
Portfolio turnover rate	24%	41%	33%	44%	71%	123%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50%, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the years ended October 31, 2016 and 2015, ratios reflect excise tax of 0.01% and 0.01%, respectively, which are not included in the expense cap.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Preferred Securities and Income Fund
April 30, 2020 (Unaudited)
1. Organization
First Trust Preferred Securities and Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective is to seek to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2020 (Unaudited)
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2020 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2020, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
In July 2017, the Financial Conduct Authority (“FCA”) announced that it will no longer persuade or compel banks to submit rates for the calculations of the London Interbank Offered Rates (“LIBOR”) after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2020 (Unaudited)
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 2.49%	3/29/2018	443	$585.00	$300,133	$259,155	0.10%
Dairy Farmers of America, Inc., 7.13%	9/15/2016-10/4/2016	$300,000	82.58	310,125	247,750	0.10
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/2017	$1,000,000	110.95	1,000,000	1,109,450	0.43
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/2014-3/20/2015	$3,000,000	103.50	3,064,423	3,105,000	1.19
				$4,674,681	$4,721,355	1.82%
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2019, was as follows:
Distributions paid from:
Ordinary income	$13,118,182
Capital gains	—
Return of capital	384,278
As of October 31, 2019, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(9,917,536)
Net unrealized appreciation (depreciation)	8,197,240
Total accumulated earnings (losses)	(1,720,296)
Other	—
Paid-in capital	280,870,719
Total net assets	$279,150,423
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2020 (Unaudited)
when there has been a 50% change in ownership. At October 31, 2019, the Fund had $9,917,536 of non-expiring capital loss carryforwards for federal income tax purposes.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of April 30, 2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
F. Expenses
The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
G. New Accounting Pronouncement
On March 30, 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 “Premium Amortization on Purchased Callable Debt Securities,” which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Stonebridge, a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
First Trust and Stonebridge have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2021 and then from exceeding 1.50% from March 1, 2021 to February 28, 2030 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery on a Fund class level, if applicable, by First Trust and Stonebridge for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2020 (Unaudited)
reimbursement for the six months ended April 30, 2020 and the expenses borne by First Trust and Stonebridge subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Total
$ 22,708	$ —	$ 10,697	$ 25,202	$ 42,450	$ 22,708	$ 100,857
Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund’s assets.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Value	Shares	Value
Sales:
Class A	280,212	$ 6,140,062	680,558	$ 14,600,270
Class C	286,490	6,292,900	329,878	7,051,396
Class F	8,193	180,452	70,279	1,498,250
Class I	2,954,046	60,598,572	4,865,806	103,548,021
Class R3	454	10,073	1,357	29,840
Total Sales	3,529,395	$ 73,222,059	5,947,878	$ 126,727,777
Dividend Reinvestment:
Class A	40,197	$ 848,580	64,784	$ 1,374,865
Class C	53,367	1,132,963	116,942	2,490,442
Class F	2,474	54,301	10,638	226,454
Class I	196,154	4,166,965	373,643	7,989,505
Class R3	590	12,445	1,148	24,300
Total Dividend Reinvestment	292,782	$ 6,215,254	567,155	$12,105,566

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2020 (Unaudited)
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Value	Shares	Value
Redemptions:
Class A	(205,663)	$ (4,174,789)	(684,716)	$ (14,292,927)
Class C	(249,404)	(4,969,894)	(684,475)	(14,625,857)
Class F	(145,712)	(3,313,288)	(243,706)	(5,133,934)
Class I	(2,819,050)	(56,192,200)	(4,076,915)	(86,594,385)
Class R3	(207)	(4,370)	(1,369)	(29,341)
Total Redemptions	(3,420,036)	$ (68,654,541)	(5,691,181)	$ (120,676,444)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2020, were $73,330,200 and $64,197,834, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV have a $410 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to November 25, 2019, the commitment amount was $385 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2020.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Preferred Securities and Income Fund
April 30, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. You should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. You can download the Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s prospectus and statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest.
The order of the below risk factors does not indicate the significance of any particular risk factor.
CONCENTRATION RISK. A fund concentrated in one or more industries or sectors is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.
CONTINGENT CONVERTIBLE SECURITIES RISK. Contingent convertible securities (“CoCos”) may provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (a.k.a. “junk” bonds) and, to the extent a CoCo held by the Fund undergo a write down, the Fund may lose some or all of its original investment in the CoCo. Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer - even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.
CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Credit risk may be heightened if the Fund invests in “high yield” or “junk” securities; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal.
CURRENCY EXCHANGE RATE RISK. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2020 (Unaudited)
information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.
HIGH YIELD SECURITIES RISK. High yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.
ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund values the securities.
INCOME RISK. Income from the Fund’s fixed income investments could decline during periods of falling interest rates.
INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed-income securities will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments, which generally have shorter durations, and higher for longer term investments. Duration is a measure of the expected price volatility of a fixed-income instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of fixed-income securities with shorter durations tend to be less sensitive to interest rate changes than fixed-income securities with longer durations. As the value of a fixed-income security changes over time, so will its duration.
MARKET RISK. Securities held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2020 (Unaudited)
NON·U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.
PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.
REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry, including real estate investment trusts (“REITs”). Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.
REIT INVESTMENT RISK. Investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchasers, the possibility of failing to maintain exemptions from registration under the Investment Company Act of 1940, as amended and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust/Confluence
Small Cap Value Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2020

First Trust/Confluence Small Cap Value Fund
Semi-Annual Report
April 30, 2020
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust/Confluence Small Cap Value Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust/Confluence Small Cap Value Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2020.
Just one month ago, I noted in a letter to shareholders that a handful of states were set to open some “nonessential” businesses by early May. As of May 20, 2020, I am pleased to report that all 50 states and U.S. territories have eased some restrictions on businesses and social activity. Keep in mind, however, that the plan does entail governors phasing in the opening of businesses in the coming weeks or potentially months, so I see this news as essentially marking the beginning of the rebuilding process for the U.S. economy. We all need to be aware as well of the possibility of an uptick or even surge in the coronavirus (“COVID-19”) infections as more people venture out of their homes. Prior to the last couple of weeks or so, the stay-at-home mandate severely restricted the movements of close to 315 million Americans, according to The Washington Post. To put this further into perspective, because so many stores have been closed and so many people have been hunkering down at home, retail-store traffic in the U.S. plunged 91.2% year-over-year for the week ended May 16, 2020, according to Bloomberg. Truly amazing!
In this COVID-19 pandemic, there appears to be a notable disconnect between the state of the U.S. economy, which is expected to go from bad to downright terrible between the first quarter and second quarter of the year, and the performance of the stock market, which has been much better than expected. While the data and commentary in this report are technically supposed to run through April 30, 2020, I feel compelled to offer insight that is as up to date as possible. The 2020 peak in the stock market, as measured by the S&P 500® Index (the “Index”), occurred on February 19. That day also marked the all-time high for the Index. From February 19, 2020, through March 23, 2020, the Index declined by 33.92% on a price-only basis (no dividends included), according to Bloomberg. We should note that the Index slid into bear market territory on March 12, 2020. A bear market is defined by a 20% or greater decline in price from its most recent peak. That took just 16 trading days, the quickest plunge into a bear market ever. From March 23, 2020 through May 20, 2020, the Index staged an impressive rebound, posting a price-only gain of 32.82%, according to Bloomberg. As of May 20, 2020, the Index stood just 12.24% below its all-time high set on February 19, 2020. But the game, as they say, is not over. Even though stocks have rebounded significantly from their March lows, 68% of the money managers that participated in the most recent Bank of America global fund manager survey believe that stocks are still in a bear market, according to MarketWatch. What are they likely concerned about? In addition to a dismal economic outlook for the near-term, research from Bespoke Investment Group, an independent research firm, indicates that there have been 25 bear markets since 1928 and 60% of the time the Index declined a second time during the bear market and went on to establish a new low for the period.
With respect to the state of the economy, the Congressional Budget Office announced on May 19, 2020, that it sees real U.S. gross domestic product (“GDP”) declining by an annualized 38% in the second quarter of 2020, reportedly in line with Wall Street economists, according to CNBC. Some estimates are more dire. The GDP estimate from the Atlanta Federal Reserve calls for a 42% plunge. These numbers are so large in scope they are mind-boggling. The Bureau of Economic Analysis is scheduled to release its GDP report on July 30, 2020. Until then, we may continue to have a disconnect between the economy and the markets. Let us hope it is as positive as the one we are currently enjoying.
The U.S. government shut down huge chunks of our economy in order to protect lives and prevent our health care system from being overwhelmed by COVID-19 patients. Our economic woes, in other words, are man-made. The remedies to this pandemic will also likely be man-made. They could come in the form of therapeutics and/or a vaccine. Perhaps more than one vaccine. At this stage of the pandemic fight, we have one message for investors: Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust/Confluence Small Cap Value Fund
“AT A GLANCE”
As of April 30, 2020 (Unaudited)
Fund Statistics
First Trust/Confluence Small Cap Value Fund	Net Asset Value (NAV)
Class A (FOVAX)	$25.64
Class C (FOVCX)	$22.48
Class I (FOVIX)	$26.40

Sector Allocation	% of Total Investments
Industrials	24.5%
Financials	22.7
Health Care	15.0
Real Estate	9.8
Consumer Discretionary	8.8
Utilities	7.7
Information Technology	5.3
Materials	3.2
Consumer Staples	3.0
Total	100.0%

Top Ten Holdings	% of Total Investments
frontdoor, Inc.	5.5%
Cannae Holdings, Inc.	5.0
Morningstar, Inc.	4.3
RE/MAX Holdings, Inc., Class A	3.9
SJW Group	3.9
Avanos Medical, Inc.	3.9
Kadant, Inc.	3.9
Northwest Natural Holding Co.	3.8
I3 Verticals, Inc., Class A	3.7
Healthcare Services Group, Inc.	3.6
Total	41.5%

First Trust/Confluence Small Cap Value Fund
“AT A GLANCE” (Continued)
As of April 30, 2020 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the Russell 2000® Value Index and the Russell 2000® Index from 1/11/2011 through 4/30/2020.

Performance as of April 30, 2020
	Class A Inception 2/24/2011		Class C Inception 3/2/2011		Class I Inception 1/11/2011	R2000V*	R2000
Cumulative Total Returns	w/o sales charge	w/max 5.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges
6 Months	-17.16%	-21.71%	-17.66%	-18.48%	-16.88%	(23.44)%	(15.47)%
1 Year	-16.45%	-21.05%	-17.20%	-18.03%	-16.14%	(23.84)%	(16.39)%
Average Annual Total Returns
5 Years	3.75%	2.58%	2.89%	2.89%	3.83%	0.30%	2.88%
Since Inception	6.78%	6.12%	5.53%	5.53%	7.06%	4.95%	7.00%

* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

Portfolio Management
First Trust/Confluence Small Cap Value Fund
Semi-Annual Report
April 30, 2020 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust/Confluence Small Cap Value Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Confluence Investment Management LLC, a registered investment advisor (“Confluence” or the “Sub-Advisor”), located in St. Louis, Missouri, serves as the sub-advisor to the Fund. The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.
Portfolio Management Team
Mark Keller, CFA - Chief Executive Officer and Chief Investment Officer, Confluence
Daniel Winter, CFA - Senior Vice President and Chief Investment Officer - Value Equity, Confluence
Chris Stein - Vice President and Portfolio Manager, Confluence
Thomas Dugan, CFA - Vice President and Portfolio Manager, Confluence

First Trust/Confluence Small Cap Value Fund
Understanding Your Fund Expenses
April 30, 2020 (Unaudited)
As a shareholder of the First Trust/Confluence Small Cap Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2020.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019 - 4/30/2020 (a)	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019 - 4/30/2020 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 828.40	$ 7.27	$ 1,000.00	$ 1,016.91	$ 8.02	1.60%
Class C	1,000.00	823.40	10.65	1,000.00	1,013.18	11.76	2.35
Class I	1,000.00	831.20	6.15	1,000.00	1,018.15	6.77	1.35

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2019 through April 30, 2020), multiplied by 182/366 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
April 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.8%
	Air Freight & Logistics – 2.5%
11,822	Forward Air Corp.	$610,015
	Banks – 4.9%
20,268	Bank of Marin Bancorp.	668,033
31,169	Veritex Holdings, Inc.	547,328
		1,215,361
	Capital Markets – 4.1%
6,587	Morningstar, Inc.	1,027,309
	Commercial Services & Supplies – 3.4%
33,392	Healthcare Services Group, Inc.	851,162
	Diversified Consumer Services – 5.3%
34,200	frontdoor, Inc. (a)	1,323,882
	Diversified Financial Services – 4.9%
38,076	Cannae Holdings, Inc. (a)	1,201,298
	Electrical Equipment – 5.5%
27,855	Allied Motion Technologies, Inc.	802,781
36,738	Thermon Group Holdings, Inc. (a)	561,357
		1,364,138
	Electronic Equipment, Instruments & Components – 1.5%
6,854	FARO Technologies, Inc. (a)	376,216
	Gas Utilities – 3.7%
13,940	Northwest Natural Holding Co.	907,494
	Health Care Equipment & Supplies – 8.7%
29,617	Avanos Medical, Inc. (a)	919,608
23,319	Natus Medical, Inc. (a)	582,742
24,941	Varex Imaging Corp. (a)	651,708
		2,154,058
	Health Care Providers & Services – 2.4%
32,355	Patterson Cos., Inc.	591,449
	Hotels, Restaurants & Leisure – 1.2%
5,209	Nathan’s Famous, Inc.	293,110
	Insurance – 8.0%
20,540	Brown & Brown, Inc.	737,591
44,171	BRP Group, Inc., Class A (a)	442,594
22,519	James River Group Holdings Ltd.	798,974
		1,979,159
Shares	Description	Value

	IT Services – 3.6%
38,080	I3 Verticals, Inc., Class A (a)	$884,979
	Machinery – 10.0%
9,881	John Bean Technologies Corp.	758,268
10,934	Kadant, Inc.	919,440
6,251	RBC Bearings, Inc. (a)	791,877
		2,469,585
	Paper & Forest Products – 3.0%
15,410	Neenah, Inc.	752,933
	Personal Products – 2.9%
26,000	Edgewell Personal Care Co. (a)	717,860
	Pharmaceuticals – 3.4%
31,295	Phibro Animal Health Corp., Class A	835,889
	Professional Services – 2.3%
51,904	Resources Connection, Inc.	564,716
	Real Estate Management & Development – 3.8%
35,855	RE/MAX Holdings, Inc., Class A	942,628
	Textiles, Apparel & Luxury Goods – 1.9%
46,100	Movado Group, Inc.	475,291
	Water Utilities – 3.8%
15,663	SJW Group	932,418
	Total Common Stocks	22,470,950
	(Cost $24,372,546)
REAL ESTATE INVESTMENT TRUSTS – 5.7%
	Equity Real Estate Investment Trusts – 5.7%
42,308	Gladstone Commercial Corp.	668,466
30,488	Rayonier, Inc.	732,627
	Total Real Estate Investment Trusts	1,401,093
	(Cost $1,554,974)
	Total Investments – 96.5%	23,872,043
	(Cost $25,927,520) (b)
	Net Other Assets and Liabilities – 3.5%	859,944
	Net Assets – 100.0%	$24,731,987

(a)	Non-income producing security.

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,876,898 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,932,375. The net unrealized depreciation was $2,055,477.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 22,470,950	$ 22,470,950	$ —	$ —
Real Estate Investment Trusts*	1,401,093	1,401,093	—	—
Total Investments	$ 23,872,043	$ 23,872,043	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
ASSETS:
Investments, at value (Cost $25,927,520)	$ 23,872,043
Cash	808,525
Receivables:
Fund shares sold	117,337
Dividends	13,942
Prepaid expenses	14,285
Total Assets	24,826,132
LIABILITIES:
Payables:
Transfer agent fees	31,087
Audit and tax fees	23,242
Administrative fees	13,057
Shareholder reporting fees	8,404
Fund shares redeemed	5,394
Legal fees	3,509
12b-1 distribution and service fees	2,227
Custodian fees	1,912
Registration fees	1,741
Financial reporting fees	1,518
Trustees’ fees and expenses	909
Commitment and administrative agency fees	625
Investment advisory fees	484
Other liabilities	36
Total Liabilities	94,145
NET ASSETS	$24,731,987
NET ASSETS consist of:
Paid-in capital	$ 27,169,206
Par value	9,538
Accumulated distributable earnings (loss)	(2,446,757)
NET ASSETS	$24,731,987
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $3,416,356 and 133,225 shares of beneficial interest issued and outstanding)	$25.64
Maximum sales charge (5.50% of offering price)	1.49
Maximum offering price to public	$27.13
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $1,974,375 and 87,832 shares of beneficial interest issued and outstanding)	$22.48
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $19,341,256 and 732,710 shares of beneficial interest issued and outstanding)	$26.40

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2020 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 205,914
Interest	5,989
Total investment income	211,903
EXPENSES:
Investment advisory fees	130,341
Transfer agent fees	47,489
Registration fees	30,547
Administrative fees	26,179
12b-1 distribution and/or service fees:
Class A	8,377
Class C	12,074
Commitment and administrative agency fees	17,553
Audit and tax fees	16,893
Shareholder reporting fees	15,543
Trustees’ fees and expenses	7,583
Financial reporting fees	4,603
Legal fees	3,867
Custodian fees	1,737
Other	(206)
Total expenses	322,580
Fees waived and expenses reimbursed by the investment advisor	(126,217)
Net expenses	196,363
NET INVESTMENT INCOME (LOSS)	15,540
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(333,738)
Net change in unrealized appreciation (depreciation) on investments	(4,058,803)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,392,541)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,377,001)
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended 10/31/2019
OPERATIONS:
Net investment income (loss)	$ 15,540	$ (55,834)
Net realized gain (loss)	(333,738)	(76,445)
Net change in unrealized appreciation (depreciation)	(4,058,803)	1,470,642
Net increase (decrease) in net assets resulting from operations	(4,377,001)	1,338,363
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	—	(777,653)
Class C Shares	—	(433,615)
Class I Shares	—	(1,288,554)
Total distributions to shareholders from investment operations	—	(2,499,822)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	10,298,266	15,538,706
Proceeds from shares reinvested	—	2,411,744
Cost of shares redeemed	(8,219,402)	(11,374,675)
Net increase (decrease) in net assets resulting from capital transactions	2,078,864	6,575,775
Total increase (decrease) in net assets	(2,298,137)	5,414,316
NET ASSETS:
Beginning of period	27,030,124	21,615,808
End of period	$24,731,987	$27,030,124

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights
For a Share outstanding throughout each period
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended October 31,
Class A Shares		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 30.95	$ 33.98	$ 34.48	$ 27.81	$ 26.34	$ 28.03
Income from investment operations:
Net investment income (loss) (a)	(0.01)	(0.08)	(0.20)	(0.16)	(0.10)	0.04
Net realized and unrealized gain (loss)	(5.30)	0.83	1.63	7.20	1.97	0.31
Total from investment operations	(5.31)	0.75	1.43	7.04	1.87	0.35
Distributions paid to shareholders from:
Net realized gain	—	(3.78)	(1.93)	(0.37)	(0.40)	(2.04)
Net asset value, end of period	$25.64	$30.95	$33.98	$34.48	$27.81	$26.34
Total return (b)	(17.16)%	4.77%	4.16%	25.53%	7.22%	1.22%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,416	$ 8,612	$ 6,692	$ 5,656	$ 3,767	$ 1,413
Ratio of total expenses to average net assets	2.73% (c)	2.66%	2.71%	3.56%	5.69%	7.61%
Ratio of net expenses to average net assets	1.60% (c)	1.60%	1.60%	1.60%	1.61% (d)	1.60%
Ratio of net investment income (loss) to average net assets	(0.04)% (c)	(0.28)%	(0.56)%	(0.50)%	(0.38)%	0.16%
Portfolio turnover rate	11%	25%	35%	28%	15%	17%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.60%.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended October 31,
Class C Shares		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 27.30	$ 30.61	$ 31.47	$ 25.61	$ 24.51	$ 26.44
Income from investment operations:
Net investment income (loss) (a)	(0.09)	(0.27)	(0.42)	(0.36)	(0.28)	(0.14)
Net realized and unrealized gain (loss)	(4.73)	0.74	1.49	6.59	1.78	0.25
Total from investment operations	(4.82)	0.47	1.07	6.23	1.50	0.11
Distributions paid to shareholders from:
Net realized gain	—	(3.78)	(1.93)	(0.37)	(0.40)	(2.04)
Net asset value, end of period	$22.48	$27.30	$30.61	$31.47	$25.61	$24.51
Total return (b)	(17.66)%	4.33%	3.34%	24.58%	6.28%	0.33%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,974	$ 2,671	$ 3,621	$ 3,962	$ 3,237	$ 2,247
Ratio of total expenses to average net assets	4.11% (c)	3.87%	3.69%	4.45%	6.28%	7.93%
Ratio of net expenses to average net assets	2.35% (c)	2.35%	2.35%	2.35%	2.36% (d)	2.35%
Ratio of net investment income (loss) to average net assets	(0.73)% (c)	(1.03)%	(1.31)%	(1.25)%	(1.12)%	(0.57)%
Portfolio turnover rate	11%	25%	35%	28%	15%	17%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.35%.

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended October 31,
Class I Shares		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 31.76	$ 34.65	$ 35.07	$ 28.40	$ 26.84	$ 28.52
Income from investment operations:
Net investment income (loss) (a)	0.05	(0.01)	(0.11)	(0.09)	(0.05)	0.10
Net realized and unrealized gain (loss)	(5.41)	0.90	1.62	7.13	2.01	0.26
Total from investment operations	(5.36)	0.89	1.51	7.04	1.96	0.36
Distributions paid to shareholders from:
Net realized gain	—	(3.78)	(1.93)	(0.37)	(0.40)	(2.04)
Net asset value, end of period	$26.40	$31.76	$34.65	$35.07	$28.40	$26.84
Total return (b)	(16.88)%	5.14%	4.30%	24.99%	7.46%	1.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 19,341	$ 15,747	$ 11,302	$ 7,273	$ 2,101	$ 813
Ratio of total expenses to average net assets	2.14% (c)	2.22%	2.33%	3.22%	5.63%	8.46%
Ratio of net expenses to average net assets	1.35% (c)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	0.30% (c)	(0.02)%	(0.29)%	(0.28)%	(0.16)%	0.38%
Portfolio turnover rate	11%	25%	35%	28%	15%	17%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust/Confluence Small Cap Value Fund
April 30, 2020 (Unaudited)
1. Organization
First Trust/Confluence Small Cap Value Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in equity securities of U.S. listed companies with small market capitalizations (“Small-Cap Companies”) at the time of investment that Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”) and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2020 (Unaudited)
appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2020, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold REITs. Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2020 (Unaudited)
gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2019, was as follows:
Distributions paid from:
Ordinary income	$395,428
Capital gains	2,104,394
Return of capital	—
As of October 31, 2019, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(34,477)
Net unrealized appreciation (depreciation)	1,964,721
Total accumulated earnings (losses)	1,930,244
Other	—
Paid-in capital	25,099,880
Total net assets	$27,030,124
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, the Fund had $34,477 of non-expiring net capital loss carryforwards for federal income tax purposes.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of April 30, 2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
E. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2020 (Unaudited)
Confluence serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust and Confluence have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2021 and then from exceeding 1.70% from March 1, 2021 to February 28, 2030 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Confluence are subject to recovery on a Fund class level, if applicable, by First Trust and Confluence for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2020 and the expenses borne by First Trust and Confluence subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Total
$ 126,217	$ —	$ 168,446	$ 218,185	$ 253,404	$ 126,217	$ 766,252
Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund’s assets.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Value	Shares	Value
Sales:
Class A	12,734	$ 392,446	103,037	$ 3,048,286
Class C	2,517	62,575	18,114	478,101
Class I	341,025	9,843,245	398,202	12,012,319
Total Sales	356,276	$ 10,298,266	519,353	$ 15,538,706

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2020 (Unaudited)
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Value	Shares	Value
Dividend Reinvestment:
Class A	—	$ —	29,335	$ 738,665
Class C	—	—	18,550	413,302
Class I	—	—	48,885	1,259,777
Total Dividend Reinvestment	—	$ —	96,770	$ 2,411,744
Redemptions:
Class A	(157,746)	$ (4,810,896)	(51,089)	$ (1,496,122)
Class C	(12,542)	(340,537)	(57,126)	(1,504,089)
Class I	(104,044)	(3,067,969)	(277,580)	(8,374,464)
Total Redemptions	(274,332)	$ (8,219,402)	(385,795)	$ (11,374,675)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2020, were $4,951,812 and $2,751,961, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV have a $410 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to November 25, 2019, the commitment amount was $385 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2020.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust/Confluence Small Cap Value Fund
April 30, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. You should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. You can download the Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest.
The order of the below risk factors does not indicate the significance of any particular risk factor.
BDC RISK. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises. Investments in these types of companies present a greater risk of loss due to the companies’ youth and limited track records. They are also generally more susceptible to competition and economic and market changes due to limited products and market shares. In addition, the securities of smaller and developing companies and companies experiencing financial crises typically have limited liquidity. A BDC may use leverage (e.g., borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset value and that an active market may not develop for their shares.
CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
EQUITY SECURITIES RISK. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
GROWTH STOCKS INVESTMENT RISK. Stocks exhibiting growth characteristics tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividend payments that can help cushion its share price during declining markets.

Additional Information (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2020 (Unaudited)
INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Examples of industrials companies include companies involved in the production of electrical equipment and components, industrial products, manufactured housing and telecommunications equipment, as well as defense and aerospace companies. General risks of industrials companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, industrials companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.
MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
MARKET CAPITALIZATION RISK. There can be no assurance that the securities held by the Fund will stay within the Fund’s intended market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.
MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
REAL ESTATE COMPANIES RISK. Real estate companies include REITs and other companies involved in the operation and development of commercial, residential and industrial real estate. An investment in a real estate company may be subject to risks similar to those associated with direct ownership of real estate, including the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real estate companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. The price of a real estate company’s securities may also drop because of dividend reductions, lowered credit ratings, poor management, or other factors that affect companies in general.
REIT RISK. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.
SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. If the Fund fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses as the Fund’s fixed costs would be allocated over a smaller number of shareholders.
SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Additional Information (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2020 (Unaudited)
VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
20 Allen Avenue, Suite 300
Saint Louis, MO 63119
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Short Duration
High Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2020

First Trust Short Duration High Income Fund
Semi-Annual Report
April 30, 2020
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Short Duration High Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Short Duration High Income Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Short Duration High Income Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2020.
Just one month ago, I noted in a letter to shareholders that a handful of states were set to open some “nonessential” businesses by early May. As of May 20, 2020, I am pleased to report that all 50 states and U.S. territories have eased some restrictions on businesses and social activity. Keep in mind, however, that the plan does entail governors phasing in the opening of businesses in the coming weeks or potentially months, so I see this news as essentially marking the beginning of the rebuilding process for the U.S. economy. We all need to be aware as well of the possibility of an uptick or even surge in the coronavirus (“COVID-19”) infections as more people venture out of their homes. Prior to the last couple of weeks or so, the stay-at-home mandate severely restricted the movements of close to 315 million Americans, according to The Washington Post. To put this further into perspective, because so many stores have been closed and so many people have been hunkering down at home, retail-store traffic in the U.S. plunged 91.2% year-over-year for the week ended May 16, 2020, according to Bloomberg. Truly amazing!
In this COVID-19 pandemic, there appears to be a notable disconnect between the state of the U.S. economy, which is expected to go from bad to downright terrible between the first quarter and second quarter of the year, and the performance of the stock market, which has been much better than expected. While the data and commentary in this report are technically supposed to run through April 30, 2020, I feel compelled to offer insight that is as up to date as possible. The 2020 peak in the stock market, as measured by the S&P 500® Index (the “Index”), occurred on February 19. That day also marked the all-time high for the Index. From February 19, 2020, through March 23, 2020, the Index declined by 33.92% on a price-only basis (no dividends included), according to Bloomberg. We should note that the Index slid into bear market territory on March 12, 2020. A bear market is defined by a 20% or greater decline in price from its most recent peak. That took just 16 trading days, the quickest plunge into a bear market ever. From March 23, 2020 through May 20, 2020, the Index staged an impressive rebound, posting a price-only gain of 32.82%, according to Bloomberg. As of May 20, 2020, the Index stood just 12.24% below its all-time high set on February 19, 2020. But the game, as they say, is not over. Even though stocks have rebounded significantly from their March lows, 68% of the money managers that participated in the most recent Bank of America global fund manager survey believe that stocks are still in a bear market, according to MarketWatch. What are they likely concerned about? In addition to a dismal economic outlook for the near-term, research from Bespoke Investment Group, an independent research firm, indicates that there have been 25 bear markets since 1928 and 60% of the time the Index declined a second time during the bear market and went on to establish a new low for the period.
With respect to the state of the economy, the Congressional Budget Office announced on May 19, 2020, that it sees real U.S. gross domestic product (“GDP”) declining by an annualized 38% in the second quarter of 2020, reportedly in line with Wall Street economists, according to CNBC. Some estimates are more dire. The GDP estimate from the Atlanta Federal Reserve calls for a 42% plunge. These numbers are so large in scope they are mind-boggling. The Bureau of Economic Analysis is scheduled to release its GDP report on July 30, 2020. Until then, we may continue to have a disconnect between the economy and the markets. Let us hope it is as positive as the one we are currently enjoying.
The U.S. government shut down huge chunks of our economy in order to protect lives and prevent our health care system from being overwhelmed by COVID-19 patients. Our economic woes, in other words, are man-made. The remedies to this pandemic will also likely be man-made. They could come in the form of therapeutics and/or a vaccine. Perhaps more than one vaccine. At this stage of the pandemic fight, we have one message for investors: Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Short Duration High Income Fund
“AT A GLANCE”
As of April 30, 2020 (Unaudited)
Fund Statistics
First Trust Short Duration High Income Fund	Net Asset Value (NAV)
Class A (FDHAX)	$18.21
Class C (FDHCX)	$18.21
Class I (FDHIX)	$18.22

Credit Quality(1)	% of Senior Loans and Other Debt Securities(2)
BBB-	3.9%
BB+	0.1
BB	8.4
BB-	7.7
B+	23.0
B	35.8
B-	15.6
CCC+	4.7
CCC	0.3
CC	0.5
D	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Top 10 Issuers	% of Senior Loans and other Securities(2)
Cablevision (aka CSC Holdings, LLC)	4.1%
HUB International Limited	3.7
Nexstar Broadcasting, Inc.	3.4
Amwins Group, Inc.	3.3
Multiplan, Inc. (MPH)	3.1
Bausch Health Companies, Inc. (Valeant)	2.9
Tenet Healthcare Corp.	2.8
Alliant Holdings I, LLC	2.8
CHG Healthcare Services, Inc.	2.7
Asurion, LLC	2.4
Total	31.2%
Industry Classification	% of Senior Loans and Other Securities(2)
Health Care Providers & Services	19.5%
Software	14.9
Media	12.9
Insurance	11.7
Pharmaceuticals	10.7
Hotels, Restaurants & Leisure	6.4
Containers & Packaging	3.7
Diversified Telecommunication Services	3.7
Diversified Consumer Services	2.4
Entertainment	1.9
Health Care Technology	1.8
Diversified Financial Services	1.7
Building Products	1.6
Technology Hardware, Storage & Peripherals	1.1
Professional Services	0.8
Commercial Services & Supplies	0.8
Food & Staples Retailing	0.7
Food Products	0.6
Wireless Telecommunication Services	0.5
Oil, Gas & Consumable Fuels	0.4
Communications Equipment	0.4
Real Estate Management & Development	0.4
Household Durables	0.3
Auto Components	0.3
Electric Utilities	0.2
Capital Markets	0.2
Life Sciences Tools & Services	0.2
Specialty Retail	0.1
Construction & Engineering	0.1
Total	100.0%

Dividend Distributions	A Shares	C Shares	I Shares
Current Monthly Distribution per Share(3)	$0.0712	$0.0600	$0.0750
Current Distribution Rate on NAV(4)	4.69%	3.95%	4.94%
(1)	The ratings are by Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to its debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not the Fund or its shares. Credit ratings are subject to change.
(2)	Percentages are based on long-term positions. Money market funds are excluded.
(3)	Most recent distribution paid or declared through 4/30/2020. Subject to change in the future.
(4)	Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2020. Subject to change in the future.

First Trust Short Duration High Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2020 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the ICE BofA US High Yield Constrained Index, the S&P/LSTA Leveraged Loan Index and the Blended Index(5).

Performance as of April 30, 2020
	A Shares Inception 11/1/2012		C Shares Inception 11/1/2012		I Shares Inception 11/1/2012	Blended Index*	HUC0*	SPBDAL*
Cumulative Total Returns	w/o sales charge	w/max 3.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges	w/o sales charges
6 Months	(3.56)%	(6.93)%	(3.87)%	(4.82)%	(3.49)%	(7.41)%	(7.69)%	(7.14)%
1 Year	(3.53)%	(6.92)%	(6.92)%	(5.13)%	(3.28)%	(5.93)%	(5.27)%	(6.61)%
Average Annual Total Returns
5 Years	2.02%	1.29%	1.27%	1.27%	2.29%	2.53%	3.20%	1.85%
Since Inception	3.12%	2.63%	2.36%	2.36%	3.38%	3.49%	4.26%	2.70%
30-Day SEC Yield(6)	3.35%		2.74%		3.73%	N/A	N/A	N/A
* Since inception return is based on inception date of the Fund.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 3.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and Rule 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.
(5)	The Blended Index return is a 50/50 split between the ICE BofA US High Yield Constrained Index and the S&P/LSTA Leveraged Loan Index returns. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.
(6)	30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Short Duration High Income Fund
Semi-Annual Report
April 30, 2020 (Unaudited)
Advisor
The First Trust Advisors L.P. (“First Trust”) Leveraged Finance Team is comprised of 15 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2020, the First Trust Leveraged Finance Team managed or supervised approximately $3.77 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, three exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.
Portfolio Management Team
William Housey, CFA – Managing Director of Fixed Income and Senior Portfolio Manager
Jeffrey Scott, CFA – Senior Vice President, Deputy Credit Officer and Portfolio Manager
Orlando Purpura, CFA, CMT – Senior Vice President, Chief Credit Officer and Portfolio Manager

First Trust Short Duration High Income Fund
Understanding Your Fund Expenses
April 30, 2020 (Unaudited)
As a shareholder of the First Trust Short Duration High Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2020.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019 - 4/30/2020 (a)	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019 - 4/30/2020 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 964.40	$ 6.11	$ 1,000.00	$ 1,018.65	$ 6.27	1.25%
Class C	1,000.00	961.30	9.75	1,000.00	1,014.92	10.02	2.00
Class I	1,000.00	965.10	4.89	1,000.00	1,019.89	5.02	1.00

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2019 through April 30, 2020), multiplied by 182/366 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust Short Duration High Income Fund
Portfolio of Investments
April 30, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 73.3%
	Application Software – 5.9%
$545,449	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	04/26/24	$516,813
1,986,529	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/01/24	1,898,386
601,482	Internet Brands, Inc. (MH Sub I, LLC), Term Loan, 6 Mo. LIBOR + 3.75%, 0.00% Floor	4.82%	09/13/24	555,295
618,472	Micro Focus International (MA Financeco, LLC), Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.65%	11/19/21	585,619
781,879	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.65%	11/30/24	679,797
269,840	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	6.13%	04/26/24	256,348
1,530,125	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.38%	04/26/24	1,445,968
1,573,962	SolarWinds Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.15%	02/05/24	1,524,414
325,480	Veeam Software Holdings Limited (VS Buyer, LLC), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	4.86%	02/28/27	305,951
				7,768,591
	Auto Parts & Equipment – 0.3%
1,125,394	Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.57%	06/30/24	336,920
	Broadcasting – 3.0%
384,102	Cumulus Media Holdings, Inc., Term Loan B, 6 Mo. LIBOR + 3.75%, 1.00% Floor	4.82%	03/31/26	322,004
52,423	Diamond Sports Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.82%	08/23/26	42,539
84,256	Entercom Media Corp. (CBS Radio), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.90%	11/17/24	74,167
1,374,259	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.40%	04/29/26	1,228,052
2,380,680	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.73%	09/19/26	2,228,911
				3,895,673
	Building Products – 1.4%
1,956,570	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.90%	01/31/27	1,808,907
	Cable & Satellite – 1.6%
1,541,487	Cablevision (aka CSC Holdings, LLC), October 2018 Incremental Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.06%	01/15/26	1,462,486
407,942	Cablevision (aka CSC Holdings, LLC), Sept. 2019 Term Loan B-5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	3.31%	04/15/27	387,618
226,754	Radiate HoldCo, LLC (RCN), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.75%	02/01/24	216,514
				2,066,618
	Casinos & Gaming – 4.5%
109,660	Aristocrat Technologies, Inc., Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	2.86%	10/19/24	103,329
162,592	Caesars Entertainment Operating Company, Inc. (CEOC), Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.40%	10/07/24	156,597

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming (Continued)
$2,906,426	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.15%	12/22/24	$2,446,252
1,320,823	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	1,159,934
591,858	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	472,231
505,206	Golden Nugget, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%, 0.75% Floor	3.70%	10/04/23	403,094
132,427	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.15%	08/14/24	109,142
3,455	Scientific Games International, Inc., Term Loan B5, 2 Mo. LIBOR + 2.75%, 0.00% Floor	3.45%	08/14/24	2,848
541,328	Scientific Games International, Inc., Term Loan B5, 6 Mo. LIBOR + 2.75%, 0.00% Floor	3.61%	08/14/24	446,146
469,168	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.25% Floor	2.66%	01/31/27	412,413
265,791	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.15%	05/10/26	224,317
				5,936,303
	Coal & Consumable Fuels – 0.1%
247,475	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.15%	03/31/25	134,626
	Communications Equipment – 0.4%
526,889	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.65%	04/06/26	494,148
	Construction & Engineering – 0.0%
61,616	Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	07/24/26	59,113
	Environmental & Facilities Services – 0.8%
1,052,509	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	12/04/24	977,075
	Food Distributors – 0.4%
514,329	US Foods, Inc., Incremental B-2019 Term Loan, 6 Mo. LIBOR + 2.00%, 0.00% Floor	3.07%	08/31/26	456,041
	Health Care Facilities – 0.3%
115,154	Acadia Healthcare Company, Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.90%	02/16/23	110,284
142,812	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.69%	07/02/25	134,243
164,960	Select Medical Corporation, Term Loan B, 3 Mo. LIBOR + 2.50%, 0.00% Floor	3.43%	03/06/25	156,351
				400,878
	Health Care Services – 9.8%
922,830	21st Century Oncology Holdings, Inc., Tranche B Term Loan, 1 Mo. LIBOR + 6.13%, 1.00% Floor	7.13%	01/16/23	899,759
192,869	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.86%	03/14/25	171,117
680,177	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/28/22	623,002
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$1,199,129	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.95%	04/21/24	$891,253
604,035	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	5.28%	02/15/26	555,713
3,550,840	CHG Healthcare Services, Inc., Term Loan, 6 Mo. LIBOR + 3.00%, 1.00% Floor	4.07%	06/07/23	3,356,183
1,605,813	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	08/15/24	1,376,984
2,453,908	Envision Healthcare Corporation, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	4.15%	10/10/25	1,676,829
1,162,709	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/31/24	1,034,811
1,154,020	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	845,562
824,974	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.44%	06/28/26	777,793
617,298	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.90%	08/27/25	580,106
				12,789,112
	Health Care Technology – 0.7%
650,000	Change Healthcare Holdings, Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	624,812
643	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.90%	07/25/26	603
255,372	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	4.26%	07/25/26	239,283
				864,698
	Household Appliances – 0.3%
422,743	Traeger Grills (TGP Holdings III, LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	09/25/24	338,194
	Human Resource & Employment Services – 0.7%
934,860	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.15%	05/01/24	875,851
	Insurance Brokers – 10.4%
3,629,906	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.15%	05/09/25	3,383,073
3,983,931	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	01/25/24	3,841,386
723,243	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.90%	02/15/27	674,121
881,107	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.65%	01/31/27	825,376
289,130	HUB International Limited, 2019 Incremental Term Loan B2, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.69%	04/25/25	276,478
4,071,264	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	3.87%-4.02%	04/25/25	3,805,695
862,860	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.40%	05/15/24	810,726
				13,616,855

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Integrated Telecommunication Services – 2.9%
$2,058,760	CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.65%	03/15/27	$1,942,955
118,744	Numericable (Altice France S.A. or SFR), Term Loan B13, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.81%	08/14/26	109,922
1,901,170	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.40%	02/28/27	1,781,796
				3,834,673
	Interactive Home Entertainment – 0.3%
367,910	Playtika Holding Corp., Term Loan B, 6 Mo. LIBOR + 6.00%, 1.00% Floor	7.07%	11/30/24	363,311
	Investment Banking & Brokerage – 0.2%
291,333	Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.15%	02/27/26	278,223
	Leisure Facilities – 1.0%
1,855,242	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.20%	09/18/24	1,353,863
	Life Sciences Tools & Services – 0.2%
216,281	Ortho-Clinical Diagnostics, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.27%	05/31/25	191,679
	Managed Health Care – 3.3%
3,568,760	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.20%	06/07/23	3,276,585
1,162,962	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.45%	12/02/24	1,078,066
				4,354,651
	Metal & Glass Containers – 1.4%
1,981,692	Berry Global, Inc., Term Loan Y, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.83%	07/01/26	1,887,363
	Movies & Entertainment – 1.5%
2,321,017	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.25%, 0.00% Floor	3.32%	02/05/25	1,454,512
74,356	Live Nation Entertainment, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	2.50%	10/17/26	69,972
518,328	PUG, LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.90%	01/31/27	419,845
				1,944,329
	Other Diversified Financial Services – 1.6%
2,090,184	Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.65%	10/01/25	2,042,507
	Packaged Foods & Meats – 0.4%
127,652	BellRing Brands, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/21/24	125,897
324,897	Froneri International Limited, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.25%	01/31/27	299,854
110,965	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	107,359
				533,110
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Paper Packaging – 1.7%
$2,385,203	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.15%	02/05/23	$2,269,426
	Pharmaceuticals – 9.1%
576,331	Akorn, Inc., Loan, 1 Mo. LIBOR + 14.50%, 1.00% Floor	15.50%	04/16/21	478,971
3,637,559	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.72%	06/01/25	3,514,792
2,933,354	Endo, LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	04/29/24	2,660,200
1,401,879	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.15%	10/15/25	1,339,958
1,362,330	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	4.20%	09/24/24	950,225
199,095	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.70%	02/24/25	138,014
1,254,458	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.15%	09/27/24	1,145,584
1,729,452	Pharmaceutical Product Development, Inc. (PPDI), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	2.90%	08/18/22	1,693,099
				11,920,843
	Research & Consulting Services – 0.1%
139,731	Clarivate Analytics PLC (Camelot), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.65%	10/31/26	133,444
	Specialized Consumer Services – 2.3%
1,114,000	Asurion, LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	6.90%	08/04/25	1,075,010
1,567,816	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.40%	11/03/23	1,493,627
435,864	Asurion, LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.40%	11/03/24	414,772
				2,983,409
	Systems Software – 6.2%
2,446,625	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.70%	09/13/24	2,339,022
234,945	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.45%	09/13/25	223,198
1,769,035	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	4.19%	09/30/24	1,688,438
494,973	Misys Financial Software Ltd. (Almonde, Inc.)(Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%-5.28%	06/13/24	428,013
1,799,652	Riverbed Technology, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/24/22	1,442,205
980,700	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	4.81%	02/28/27	896,733
601,526	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.65%	03/15/26	568,442
625,530	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.65%	06/15/25	572,829
				8,158,880
	Wireless Telecommunication Services – 0.5%
663,692	T-Mobile USA, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.40%	04/01/27	659,305
	Total Senior Floating-Rate Loan Interests			95,728,619
	(Cost $105,810,973)

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 19.2%
	Alternative Carriers – 0.0%
$43,000	Level 3 Financing, Inc.	5.38%	08/15/22	$43,116
	Automotive Retail – 0.1%
155,000	KAR Auction Services, Inc. (c)	5.13%	06/01/25	132,819
	Broadcasting – 4.9%
250,000	Cumulus Media Holdings, Inc. (c)	6.75%	07/01/26	204,800
108,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (c)	5.38%	08/15/26	82,588
1,986,000	Gray Television, Inc. (c)	5.13%	10/15/24	1,955,813
500,000	Gray Television, Inc. (c)	7.00%	05/15/27	504,825
625,000	iHeartCommunications, Inc. (c)	4.75%	01/15/28	549,781
2,000,000	Nexstar Broadcasting, Inc. (c)	5.63%	08/01/24	1,965,400
1,167,000	Sinclair Television Group, Inc. (c)	5.63%	08/01/24	1,070,629
				6,333,836
	Cable & Satellite – 2.4%
3,000,000	CSC Holdings, LLC (c)	7.75%	07/15/25	3,147,240
	Casinos & Gaming – 0.4%
387,000	Eldorado Resorts, Inc.	6.00%	04/01/25	373,532
190,000	Golden Nugget, Inc. (c)	6.75%	10/15/24	149,388
				522,920
	Coal & Consumable Fuels – 0.3%
500,000	Peabody Energy Corp. (c)	6.00%	03/31/22	373,125
	Food Retail – 0.3%
415,000	Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s, LLC (c)	3.50%	02/15/23	409,294
	Health Care Facilities – 2.7%
2,754,000	Tenet Healthcare Corp.	8.13%	04/01/22	2,787,736
695,000	Tenet Healthcare Corp. (c)	4.63%	09/01/24	684,575
				3,472,311
	Health Care Services – 1.3%
490,000	DaVita, Inc.	5.13%	07/15/24	499,898
487,000	DaVita, Inc.	5.00%	05/01/25	495,218
752,000	MEDNAX, Inc. (c)	5.25%	12/01/23	714,551
				1,709,667
	Health Care Technology – 1.0%
1,325,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (c)	5.75%	03/01/25	1,303,694
	Insurance Brokers – 0.5%
227,000	AmWINS Group, Inc. (c)	7.75%	07/01/26	235,422
462,000	HUB International Ltd. (c)	7.00%	05/01/26	458,650
				694,072
	Integrated Telecommunication Services – 0.2%
325,000	Zayo Group Holdings, Inc. (c)	6.13%	03/01/28	307,846
	Managed Health Care – 0.8%
574,000	MPH Acquisition Holdings LLC (c)	7.13%	06/01/24	515,148
672,000	Polaris Intermediate Corp. (c) (d)	8.50%	12/01/22	567,000
				1,082,148
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas Exploration & Production – 0.0%
$625,000	Sanchez Energy Corp. (e) (f) (g)	6.13%	01/15/23	$4,688
	Packaged Foods & Meats – 0.2%
214,000	B&G Foods, Inc.	5.25%	04/01/25	217,788
	Paper Packaging – 0.3%
399,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu. (c)	7.00%	07/15/24	402,352
	Pharmaceuticals – 0.7%
914,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC (c)	6.38%	08/01/23	931,137
	Real Estate Services – 0.2%
270,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88%	06/15/24	263,898
	Systems Software – 1.8%
2,244,000	SS&C Technologies, Inc. (c)	5.50%	09/30/27	2,310,647
	Technology Hardware, Storage & Peripherals – 1.1%
1,360,000	Dell International, LLC/EMC Corp. (c)	5.88%	06/15/21	1,364,284
	Total Corporate Bonds and Notes			25,026,882
	(Cost $26,035,255)
FOREIGN CORPORATE BONDS AND NOTES – 0.9%
	Building Products – 0.1%
100,000	Cemex S.A.B. de C.V. (c)	7.75%	04/16/26	93,765
100,000	Cemex S.A.B. de C.V. (c)	5.45%	11/19/29	82,815
				176,580
	Cable & Satellite – 0.2%
250,000	Virgin Media Finance PLC (c)	6.00%	10/15/24	254,950
	Integrated Telecommunication Services – 0.3%
325,000	Altice France S.A. (c)	7.38%	05/01/26	341,136
	Pharmaceuticals – 0.2%
91,000	Bausch Health Cos., Inc. (c)	5.88%	05/15/23	90,459
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (c)	5.63%	10/15/23	73,587
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (c)	5.50%	04/15/25	64,063
				228,109
	Real Estate Services – 0.1%
196,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. (c)	5.88%	04/15/23	191,551
	Total Foreign Corporate Bonds and Notes			1,192,326
	(Cost $1,547,042)

Shares	Description	Value
COMMON STOCKS – 0.2%
	Broadcasting – 0.0%
426	Cumulus Media Holdings (h)	1,887
	Electric Utilities – 0.2%
14,134	Vistra Energy Corp.	276,179

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil & Gas Exploration & Production – 0.0%
47,894	Ascent Resources - Marcellus LLC Class A Common Shares (h) (i)	$21,672
	Total Common Stocks	299,738
	(Cost $377,488)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp. (g) (h)	15,194
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (g) (h) (j) (k)	0
1	New Millennium Holdco, Inc., Lender Claim Trust (g) (h) (j) (k)	0
		0
	Total Rights	15,194
	(Cost $23,097)
WARRANTS – 0.0%
	Oil & Gas Exploration & Production – 0.0%
12,400	Ascent Resources - Marcellus, LLC First Lien Warrants (g) (h)	372
	(Cost $1,240)
MONEY MARKET FUNDS – 9.3%
12,200,329	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (l)	12,200,329
	(Cost $12,200,329)
	Total Investments – 102.9%	134,463,460
	(Cost $145,995,424) (m)
	Net Other Assets and Liabilities – (2.9)%	(3,798,099)
	Net Assets – 100.0%	$130,665,361

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2020, securities noted as such amounted to $21,533,334 or 16.5% of net assets.
(d)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2020, this security paid all of its interest in cash.
(e)	This issuer has filed for protection in bankruptcy court.
(f)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)	Non-income producing security.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
(i)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2020, securities noted as such amounted to $21,672 or 0.0% of net assets.
(j)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At April 30, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(k)	This security’s value was determined using significant unobservable inputs. (see Note 2A- Portfolio Valuation in the Notes to Financial Statements).
(l)	Rate shown reflects yield as of April 30, 2020.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $338,595 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,870,559. The net unrealized depreciation was $11,531,964.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 95,728,619	$ —	$ 95,728,619	$ —
Corporate Bonds and Notes*	25,026,882	—	25,026,882	—
Foreign Corporate Bonds and Notes*	1,192,326	—	1,192,326	—
Common Stocks:
Oil & Gas Exploration & Production	21,672	—	21,672	—
Other industry categories*	278,066	278,066	—	—
Rights:
Electric Utilities	15,194	—	15,194	—
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	372	—	372	—
Money Market Funds	12,200,329	12,200,329	—	—
Total Investments	$ 134,463,460	$ 12,478,395	$ 121,985,065	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
ASSETS:
Investments, at value (Cost $145,995,424)	$ 134,463,460
Cash	15,339
Receivables:
Investment securities sold	4,633,901
Interest	521,164
Fund shares sold	120,978
Prepaid expenses	659
Total Assets	139,755,501
LIABILITIES:
Payables:
Investment securities purchased	8,495,953
Fund shares redeemed	195,447
Distributions	122,456
Investment advisory fees	61,179
Shareholder reporting fees	52,126
Transfer agent fees	45,769
Audit and tax fees	34,656
12b-1 distribution and service fees	19,741
Legal fees	16,044
Custodian fees	13,177
Commitment fees	9,469
Administrative fees	9,462
Registration fees	1,487
Financial reporting fees	1,467
Trustees’ fees and expenses	1,445
Other liabilities	10,262
Total Liabilities	9,090,140
NET ASSETS	$130,665,361
NET ASSETS consist of:
Paid-in capital	$ 153,870,054
Par value	71,717
Accumulated distributable earnings (loss)	(23,276,410)
NET ASSETS	$130,665,361
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $27,900,656 and 1,531,899 shares of beneficial interest issued and outstanding)	$18.21
Maximum sales charge (3.50% of offering price)	0.66
Maximum offering price to public	$18.87
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $17,149,983 and 942,034 shares of beneficial interest issued and outstanding)	$18.21
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $85,614,722 and 4,697,811 shares of beneficial interest issued and outstanding)	$18.22
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2020 (Unaudited)
INVESTMENT INCOME:
Interest	$ 3,766,137
Dividends	3,675
Other	34,247
Total investment income	3,804,059
EXPENSES:
Investment advisory fees	486,212
12b-1 distribution and/or service fees:
Class A	43,489
Class C	95,485
Transfer agent fees	63,174
Administrative fees	46,197
Registration fees	36,345
Shareholder reporting fees	35,243
Audit and tax fees	30,859
Legal fees	23,717
Custodian fees	21,185
Commitment fees	18,712
Trustees’ fees and expenses	8,147
Financial reporting fees	4,551
Other	7,739
Total expenses	921,055
Fees waived by the investment advisor	(34,553)
Net expenses	886,502
NET INVESTMENT INCOME (LOSS)	2,917,557
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(2,984,302)
Net change in unrealized appreciation (depreciation) on investments	(5,998,863)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,983,165)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,065,608)

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended 10/31/2019
OPERATIONS:
Net investment income (loss)	$ 2,917,557	$ 8,467,475
Net realized gain (loss)	(2,984,302)	(1,514,526)
Net change in unrealized appreciation (depreciation)	(5,998,863)	(2,784,614)
Net increase (decrease) in net assets resulting from operations	(6,065,608)	4,168,335
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(780,890)	(1,757,602)
Class C Shares	(357,111)	(843,454)
Class I Shares	(2,274,069)	(5,811,107)
Total distributions to shareholders from investment operations	(3,412,070)	(8,412,163)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	13,617,119	52,916,051
Proceeds from shares reinvested	2,641,585	6,804,587
Cost of shares redeemed	(35,915,833)	(127,848,002)
Net increase (decrease) in net assets resulting from capital transactions	(19,657,129)	(68,127,364)
Total increase (decrease) in net assets	(29,134,807)	(72,371,192)
NET ASSETS:
Beginning of period	159,800,168	232,171,360
End of period	$130,665,361	$159,800,168
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights
For a Share outstanding throughout each period
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended October 31,
Class A Shares		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 19.31	$ 19.62	$ 20.00	$ 19.97	$ 19.83	$ 20.54
Income from investment operations:
Net investment income (loss) (a)	0.37	0.86	0.84	0.79	0.87	0.90
Net realized and unrealized gain (loss)	(1.04)	(0.32)	(0.33)	0.15	0.18	(0.77)
Total from investment operations	(0.67)	0.54	0.51	0.94	1.05	0.13
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.85)	(0.87)	(0.91)	(0.91)	(0.80)
Net realized gain	—	—	—	—	—	(0.04)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.43)	(0.85)	(0.89)	(0.91)	(0.91)	(0.84)
Net asset value, end of period	$18.21	$19.31	$19.62	$20.00	$19.97	$19.83
Total return (b)	(3.56)%	2.82%	2.61%	4.79%	5.47%	0.63%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 27,901	$ 37,836	$ 57,982	$ 72,462	$ 55,640	$ 53,433
Ratio of total expenses to average net assets	1.30% (c)	1.23%	1.19%	1.21%	1.27%	1.26%
Ratio of net expenses to average net assets	1.25% (c)	1.23%	1.19%	1.26% (d)	1.27% (d)	1.25%
Ratio of net investment income (loss) to average net assets	3.84% (c)	4.39%	4.22%	3.96%	4.44%	4.43%
Portfolio turnover rate	42%	37%	97%	100%	62%	58%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $250,000 or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.25%.

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended October 31,
Class C Shares		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 19.30	$ 19.60	$ 19.98	$ 19.95	$ 19.81	$ 20.52
Income from investment operations:
Net investment income (loss) (a)	0.29	0.71	0.69	0.64	0.72	0.75
Net realized and unrealized gain (loss)	(1.03)	(0.31)	(0.33)	0.15	0.18	(0.77)
Total from investment operations	(0.74)	0.40	0.36	0.79	0.90	(0.02)
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.70)	(0.73)	(0.76)	(0.76)	(0.65)
Net realized gain	—	—	—	—	—	(0.04)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.35)	(0.70)	(0.74)	(0.76)	(0.76)	(0.69)
Net asset value, end of period	$18.21	$19.30	$19.60	$19.98	$19.95	$19.81
Total return (b)	(3.87)%	2.11%	1.85%	4.01%	4.69%	(0.12)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 17,150	$ 20,802	$ 23,625	$ 24,393	$ 23,841	$ 25,213
Ratio of total expenses to average net assets	2.04% (c)	1.99%	1.94%	1.96%	2.02%	2.01%
Ratio of net expenses to average net assets	2.00% (c)	1.99%	1.94%	2.01% (d)	2.02% (d)	2.00%
Ratio of net investment income (loss) to average net assets	3.09% (c)	3.68%	3.47%	3.20%	3.70%	3.68%
Portfolio turnover rate	42%	37%	97%	100%	62%	58%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.00%.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended October 31,
Class I Shares		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 19.33	$ 19.63	$ 20.00	$ 19.97	$ 19.83	$ 20.54
Income from investment operations:
Net investment income (loss) (a)	0.39	0.91	0.89	0.85	0.92	0.95
Net realized and unrealized gain (loss)	(1.05)	(0.31)	(0.32)	0.14	0.18	(0.77)
Total from investment operations	(0.66)	0.60	0.57	0.99	1.10	0.18
Distributions paid to shareholders from:
Net investment income	(0.45)	(0.90)	(0.92)	(0.96)	(0.96)	(0.85)
Net realized gain	—	—	—	—	—	(0.04)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.45)	(0.90)	(0.94)	(0.96)	(0.96)	(0.89)
Net asset value, end of period	$18.22	$19.33	$19.63	$20.00	$19.97	$19.83
Total return (b)	(3.49)%	3.13%	2.92%	5.06%	5.74%	0.88%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 85,615	$ 101,163	$ 150,564	$ 139,015	$ 112,644	$ 103,655
Ratio of total expenses to average net assets	1.04% (c)	0.99%	0.94%	0.96%	1.02%	1.01%
Ratio of net expenses to average net assets	1.00% (c)	0.99%	0.94%	1.01% (d)	1.02% (d)	1.00%
Ratio of net investment income (loss) to average net assets	4.09% (c)	4.67%	4.47%	4.21%	4.69%	4.68%
Portfolio turnover rate	42%	37%	97%	100%	62%	58%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.00%.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Short Duration High Income Fund
April 30, 2020 (Unaudited)
1. Organization
First Trust Short Duration High Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s primary investment objective is to seek to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in high-yield debt securities and bank loans that are rated below-investment grade or unrated. High-yield debt securities are below-investment grade debt securities, commonly known as “junk bonds.” For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Floating-Rate Loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

(1)	The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2020 (Unaudited)
Shares of open-end funds are valued at fair value which is based on NAV per share.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2020 (Unaudited)
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2020, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
In July 2017, the Financial Conduct Authority (“FCA”) announced that it will no longer persuade or compel banks to submit rates for the calculations of the London Interbank Offered Rates (“LIBOR”) after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. At April 30, 2020, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had no unfunded loan commitments as of April 30, 2020.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2020 (Unaudited)
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2019, was as follows:
Distributions paid from:
Ordinary income	$8,412,163
Capital gains	—
Return of capital	—
As of October 31, 2019, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$192,747
Undistributed capital gains	—
Total undistributed earnings	192,747
Accumulated capital and other losses	(8,316,692)
Net unrealized appreciation (depreciation)	(5,644,227)
Total accumulated earnings (losses)	(13,768,172)
Other	(30,560)
Paid-in capital	173,598,900
Total net assets	$159,800,168
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, the Fund had $8,316,692 of non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund did not defer any net ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of April 30, 2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
F. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2020 (Unaudited)
G. New Accounting Pronouncement
On March 30, 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 “Premium Amortization on Purchased Callable Debt Securities,” which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2021 and then from exceeding 1.35% from March 1, 2021 to February 28, 2030 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust are subject to recovery on a Fund class level, if applicable, by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2020 and the expenses borne by First Trust and subject to recovery were as follows:
Advisory Fee Waivers	Expense Reimbursements	Expenses Subject to Recovery
$ 34,553	$ —	$ 34,553
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNYM”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of the Fund’s assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2020 (Unaudited)
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Value	Shares	Value
Sales:
Class A	76,231	$ 1,431,265	569,717	$ 11,104,686
Class C	27,703	542,553	211,490	4,056,294
Class I	609,168	11,643,301	1,939,846	37,755,071
Total Sales	713,102	$ 13,617,119	2,721,053	$ 52,916,051
Dividend Reinvestment:
Class A	35,943	$ 682,992	78,670	$ 1,523,416
Class C	15,538	294,418	36,353	705,843
Class I	87,678	1,664,175	235,410	4,575,328
Total Dividend Reinvestment	139,159	$ 2,641,585	350,433	$ 6,804,587
Redemptions:
Class A	(539,189)	$ (9,830,442)	(1,644,746)	$ (31,315,773)
Class C	(178,831)	(3,347,790)	(375,414)	(7,279,173)
Class I	(1,233,791)	(22,737,601)	(4,612,591)	(89,253,056)
Total Redemptions	(1,951,811)	$ (35,915,833)	(6,632,751)	$ (127,848,002)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2020, were $59,996,782 and $83,649,509, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Variable Insurance Trust and First Trust Exchange-Traded Fund IV, has a $200 million Credit Agreement (the “BNYM Line of Credit”) with BNYM to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that have access to the BNYM Line of Credit. These fees are reflected on the Statement of Operations in the Commitment fees line item. To the extent that the Fund accesses the BNYM Line of Credit, there would also be an interest fee charged. As of April 30, 2020, the Fund did not have any outstanding borrowings under the Line of Credit.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2020 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Short Duration High Income Fund
April 30, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. You can download the Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest.
The following summarizes some of the risks that should be considered for the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
BANK LOANS RISK. Investments in bank loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding bank loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions. If the Fund holds a bank loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. Additionally, there is no central clearinghouse for loan trades and the loan market has not established enforceable settlement standards or remedies for failure to settle. As such, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases longer than 7 days) which may cause the Fund to be unable to realize the full value of its investment. In addition, bank loans are generally not registered with the Securities Exchange Commission under the Securities Act of 1933, as amended, and may not be considered “securities,” and the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.
CALL RISK. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.
CONVERTIBLE SECURITIES RISK. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price.
COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.
COVENANT-LITE LOAN RISK. Covenant-lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to reprice credit risk associated with the borrower and reduce

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2020 (Unaudited)
the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle.
CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.
CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
DISTRESSED SECURITIES RISK. Distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in high-yield securities that are not in default. Generally, the Fund will not receive interest payments from the distressed securities it holds, and there is a substantial risk that the principal will not be repaid. In any reorganization or liquidation proceeding related to a distressed debt security, the Fund may lose its entire investment in the security.
EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
FLOATING RATE SECURITIES RISK. Floating rate securities are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. As a result, the coupon on floating rate securities will generally decline in a falling interest rate environment, causing the Fund to experience a reduction in the income it receives from the security. A floating rate security’s coupon rate resets periodically according to the terms of the security. Consequently, in a rising interest rate environment, floating rate securities with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate securities may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate which would decrease the value of the security.
HIGH YIELD SECURITIES RISK. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for the Fund.
INCOME RISK. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.
INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2020 (Unaudited)
INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
LIBOR RISK. In 2012, regulators in the United States and the United Kingdom alleged that certain banks, including some banks serving on the panel for U.S. dollar LIBOR, engaged in manipulative acts in connection with their submissions to the British Bankers Association. Manipulation of the LIBOR rate-setting process would raise the risk to the Fund of being adversely impacted if the Fund received a payment based upon LIBOR and such manipulation of LIBOR resulted in lower resets than would have occurred had there been no manipulation. In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.
LIQUIDITY RISK. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.
MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.
PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.
SENIOR LOAN RISK. Senior loans represent debt obligations of sub-investment grade corporate borrowers, similar to high yield bonds; however, senior loans are different from traditional high yield bonds in that senior loans are typically senior to other obligations of the borrower and generally secured by a lien on all or some portion of the assets of the borrower. The senior loan market has seen a significant increase in loans with weaker lender protections including, but not limited to, limited financial maintenance covenants or, in some cases, no financial maintenance covenants (i.e., “covenant-lite loans”) that would typically be included in a traditional loan agreement and general weakening of other restrictive covenants applicable to the borrower such as limitations on incurrence of additional debt, restrictions on payments of junior debt or restrictions on dividends and distributions. Weaker lender protections such as the absence of financial maintenance covenants in a loan agreement and the inclusion of “borrower-favorable” terms may impact recovery values and/or trading levels of senior loans in the future. The absence of financial maintenance covenants in a loan agreement

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2020 (Unaudited)
generally means that the lender may not be able to declare a default if financial performance deteriorates. This may hinder the Fund’s ability to reprice credit risk associated with a particular borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions.
Senior loans are also subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding senior loans. If the Fund holds a senior loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. Although senior loans are generally secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated.
No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell its position in a senior loan and which may make it difficult to accurately value senior loans. Lastly, senior loans may not be considered “securities,” and the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.
SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
VALUATION RISK. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR,
FUND ACCOUNTANT, AND
CUSTODIAN
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Series Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 7, 2020
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 7, 2020

* Print the name and title of each signing officer under his or her signature.